                                                            CLASS A AND B SHARES










[MUNDER LOGO]
                                                                      Prospectus


                                                                   JUNE 29, 2000

                                                            MUNDER FUND OF FUNDS
                                    (formerly Munder All-Season Aggressive Fund)










                                    As with all mutual funds, the Securities and
                                         Exchange Commission has not approved or
                                disapproved these securities nor passed upon the accuracy or adequacy of this prospectus. It is a criminal offense to state otherwise.

Table Of Contents

 2   Risk/Return Summary
 3   Who May Want To Invest
 5   Fees And Expenses
 6   More About The Fund
 6   Glossary
 7   Asset Allocation Chart
 8   Description Of The Underlying Funds
 10  Principal Investment Strategies And Risks
 11  Other Investment Strategies And Risks Of The Fund And Underlying Funds
 14  Disclaimers
 15  Your Investment
 15  How To Reach The Fund
 15  Purchasing Shares
 16  Exchanging Shares
 16  Redeeming Shares
 17  Additional Policies For Purchases, Exchanges And Redemptions
 18  Shareholder Privileges
 19  Distribution Arrangements
 19  Share Class Selection
 19  Applicable Sales Charge
 21  CDSC
 22  12b-1 Fees
 22  Other Information
 23  Pricing of Fund Shares
 23  Distributions
 24  Federal Tax Considerations
 24  Taxes On Distributions
 24  Taxes On Sales Or Exchanges
 24  Other Considerations
 25  Management
 25  Investment Advisor
 25  Portfolio Managers
 26  Financial Highlights

Back Cover For Additional Information

Risk/Return Summary
--------------------------------------------------------------------------------

This Risk/Return Summary briefly describes the goals and principal investment strategies of the Munder Fund of Funds (formerly Munder All-Season Aggressive
Fund) and the principal risks of investing in the Fund. For further information on these and the Fund's other investment strategies and risks, please read the section entitled "More About the Fund." Certain terms used in this prospectus are defined in the Glossary.

 Fund of Funds

 The Fund is a fund of funds, which
 means that it invests almost all
 of its assets in other mutual
 funds, rather than in individual
 securities. The Fund invests its
 assets in a variety of other
 Munder Funds, referred to as
 "underlying funds."

 The risks of investing in the Fund
 are dependent on which underlying
 funds the Funds invest in, and to
 what extent. In addition, the
 investment performance of the Fund
 is directly related to the
 performance of the underlying
 funds in which it invests.


 Investment Approach of the Underlying Funds

 . The underlying equity funds
   represented in the Fund vary
   from growth to value styles of
   investing, from larger to
   smaller company stocks and from
   domestic to international
   equities.


Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

As a fund of funds, the Fund pursues its goal by investing a majority of its assets in underlying funds that invest primarily in equity securities.

The Fund may also invest a portion of its assets in underlying funds that invest primarily in money market instruments.

The advisor may periodically adjust the Fund's asset allocation among underlying funds in response to changing economic and market conditions. The typical allocation is expected to be: 95% Equity Funds and 5% Money Market Funds.

The Fund's indirect, stock holdings will be a combination of large-cap, mid-cap and small-cap U.S. stocks as well as foreign stocks.

In the "More About the Fund" section, you will find a description of the underlying funds and a chart showing the percentage of its assets that the Fund may invest in each underlying fund.

Principal Risks

All investments have some degree of risk which will affect the value of a portfolio's investment, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Among the principal risks of investing in the Fund are:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting particular companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Foreign Securities Risk. Investments by an underlying fund in foreign securities may experience greater and more rapid changes in value than U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Currency Risk. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of an underlying fund's portfolio securities denominated in those currencies.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may have more risks than those of larger companies. Small or medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of an underlying fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

 . Sector Risk. Certain underlying funds may concentrate its investments in a particular industry sector. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the underlying fund's investments.

Who May Want to Invest

The Fund may be appropriate for investors who:

 . Seek long-term growth of capital.

 . Can tolerate short-term fluctuations in the financial markets.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

The annual returns in the bar chart       Average Annual Total Returns
are for the Fund's Class A Shares         (for the periods ended December 31,
and do not reflect sales loads. If        1999)
sales loads were reflected, returns
would be less than those shown.

                                          ----------------------------------------
                                                                         Since
                                                     1 Year            Inception*
                                          ----------------------------------------
                         Class A                     15.88%               5.57%
                         Class B                     17.37%              13.46%
                         Wilshire 5000 Index**       23.56%              21.73%***
                          Class B                                        11.37%***

                                           --------
                                          *  The inception dates for the Class
                                             A shares and Class B shares are
                                             10/7/97 and 1/14/98,
                                             respectively.
                                          ** The Wilshire 5000 Equity Index
                                             measures the performance of all
                                             U.S. headquartered equity
                                             securities with readily available
                                             price data. Over 7,000
                                             capitalization weighted security
                                             returns are used to adjust the
                                             index.
                                          ***Index return from 9/31/97 for
                                             Class A shares and 1/31/98 for
                                             Class B shares.

                                          The average annual total returns
                                          reflect imposition of the maximum
                                          front-end or contingent deferred
                                          sales charge and conversion of Class
                                          B shares to Class A shares after the
                                          applicable period.
Total Return
(per calendar year)

[BAR CHART]

1998                       3.56%
1999                      22.59%

Year-to-date through March 31, 2000:
11.86%

Best Quarter:                         Q 4 1999                                              20.83%
Worst Quarter:                        Q 3 1998                                             (16.27)%

Fees And Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares the Funds. Please note that the following information does not include fees that institutions may charge for services they provide to you.

                                                              Class A   Class B
                                                              Shares    Shares
Shareholder Fees (fees paid directly from your investment)    -------   -------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of
 offering price)............................................   5.5%(a)    None
Maximum Deferred Sales Charge (Load)(as a % of the lesser of
 original purchase price or redemption proceeds)............   None(b)   5%(c)
Sales Charge (Load) Imposed on Reinvested Dividends.........   None       None
Redemption Fees.............................................   None       None
Exchange Fees...............................................   None       None

Annual Fund Operating Expenses (expenses that are paid from Fund assets) as a % of net assets

                                                                 Class A Class B
                                                                 Shares  Shares
                                                                 ------- -------
Management Fees.................................................  None    None
Distribution and/or Service (12b-1) Fees........................  0.30%   1.00%
Other Expenses..................................................  0.25%   0.25%
                                                                  ----    ----
Total Annual Fund Operating Expenses(1).........................  0.55%   1.25%
                                                                  ====    ====

--------
(a) The sales charge declines as the amount invested increases.
(b) A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(c) The CDSC payable upon redemption of Class B shares declines over time.

In addition to the expenses shown above, shareholders of the Fund will indirectly bear their pro rata shares of the annual operating expenses of the underlying funds. As a result, the investment returns of the Fund will be net of the expenses of the Underlying Fund. Since the Fund invests in other Munder Funds, as a shareholder you will pay a higher expense ratio than if you had purchased shares of an underlying fund directly. The underlying funds' total annual fund operating expense ratios for the fiscal year ended June 30, 1999 ranged from .32% to 2.45%.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                    Class A Class B    Class B
                                                    Shares  Shares*    Shares**
                                                    ------- -------    --------
1 Year............................................. $  644  $  647      $  128
3 Years............................................ $  717  $  733      $  398
5 Years............................................ $  841  $  929      $  688
10 Years........................................... $1,204  $1,143***   $1,143***

--------
   * Assumes you sold your shares at the end of the time period.
  ** Assumes you stayed in the Fund.
 *** Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately six years after the date of original purchase.

More About The Fund
--------------------------------------------------------------------------------

This section describes the underlying funds in which the Fund may invest. It also discusses the risks of investing in the Fund, which are dependent upon which underlying funds the Fund invests in, and to what extent. Further, included in this section is a chart that shows the maximum percentage of its assets that the Fund may invest in each underlying fund. Please note that the underlying funds may also invest in securities and are subject to restrictions and additional risks which are described in the Statement of Additional Information.

The Glossary below explains certain terms used throughout this prospectus.

Glossary

Types Of Securities

Equity securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Convertible Securities. A convertible security is a bond or preferred stock that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the underlying funds a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Money market instruments are high-quality, short-term instruments including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Rating Agencies and Indices

S&P is Standard & Poor's Rating Services.

S&P 500 is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index of U.S. stock market activity.

Other

1940 Act is the Investment Company Act of 1940, as amended.

Internal Revenue Code is the Internal Revenue Code of 1986, as amended.

NAV is the net asset value per share of the Fund. NAV is the value of a single share of the Fund. The Fund calculates NAV separately for each class. NAV is calculated by (1) taking the current value of the Fund's total assets allocated to a particular class of shares, (2) subtracting the liabilities and expenses charged to that class (3) dividing that amount by the total number of shares of that class outstanding.

Asset Allocation Chart

The following chart shows the Fund's maximum investment (expressed as a percentage of each Fund's assets) that the Fund may make in the underlying funds.

      Equity Funds
      Equity Income Fund....................................................  20%
      Focus Growth Fund.....................................................  30%
      Future Technology Fund................................................  15%
      Growth Opportunities Fund.............................................  20%
      Institutional S&P 500 Index Equity Fund...............................  40%
      International Equity Fund.............................................  15%
      International Net Net Fund............................................  10%
      Micro-Cap Equity Fund.................................................  10%
      Multi-Season Growth Fund..............................................  30%
      NetNet Fund...........................................................  10%
      Real Estate Equity Investment Fund....................................  25%
      Small-Cap Value Fund..................................................  35%
      Small Company Growth Fund.............................................  35%
      Framlington Emerging Markets Fund.....................................  15%
      Framlington Global Financial Services Fund............................  15%
      Framlington Healthcare Fund...........................................  10%
      Framlington International Growth Fund.................................  15%

      Other Munder Equity Funds.............................................  20%

      Money Market Funds
      Cash Investment Fund..................................................  15%
      Money Market Fund.....................................................  10%
      U.S. Treasury Money Market Fund.......................................  10%

Description of Underlying Funds

Equity Funds


Equity Income Fund
The Fund's goal is to provide capital appreciation and current income. The Fund pursues its goal by investing primarily in dividend-paying equity securities and fixed income securities which are convertible into or exchangeable for common stock. The advisor generally selects large, well-known companies that it believes have favorable prospects for dividend growth and capital appreciation. The Fund will seek to produce a current yield greater than the S&P 500.

Focus Growth Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities which the advisor believes are undervalued compared to stocks of other companies in the same industry. The Fund generally invests in companies with market capitalizations of at least $1 billion. The Fund diversifies its assets by industry in approximately the same weightings as those of the Russell 1000 Growth Index.

Future Technology Fund
The Fund's goal is to provide capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in common stocks of technology-related companies. Technology-related companies are companies that develop, manufacture, or distribute technology, communications and Internet-related products and services. The Fund may also invest in the stocks of companies that should benefit commercially from technological advances. The Fund invests in both established companies and in new or unseasoned companies, including companies making initial public offerings.

Growth Opportunities Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in the equity securities of companies with market capitalizations between $500 million and $10 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

Institutional S&P 500 Index Equity Fund
The Fund's goal is to provide performance and income that is comparable to the S&P 500. The S&P 500 is an index of 500 stocks that emphasizes large capitalization companies. The Fund pursues its goal by normally holding a substantial amount of its assets in securities of at least 400 of the stocks in the S&P 500. The Fund is managed through the use of a "quantitative" or "indexing" investment approach and tries to mirror the composition and performance of the S&P 500 through statistical procedures. The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least .95. A correlation of 1.0 would mean that the changes in the Fund's price mirror exactly the changes in the S&P 500.

International Equity Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing primarily in foreign securities, including American Depositary Receipts. The Fund mostly invests in mature markets, but may also invest in emerging markets. The Fund emphasizes companies with a market capitalization of at least $250 million.

International Netnet Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by using a growth strategy to invest primarily in foreign companies engaged in the Internet or Intranet related business. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of foreign companies that are engaged in the research, design, development, manufacturing or engaged to a significant extent in the business of distributing products, processes or services for use with the Internet or Intranet related businesses.

Micro-Cap Equity Fund
The Fund's goal is to provide capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of micro-capitalization companies having market capitalizations within the range of the companies in the Wilshire Micro-Cap Index. There is no limit on the length of operating history for the companies in which the Fund may invest. The Fund may invest without limit in initial public offerings of small capitalization companies. In addition, the Fund may invest up to 35% of its assets in equity securities of medium and larger capitalization companies, including initial public offerings of such companies.

Multi-Season Growth Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities. The Fund generally invests in equity securities of companies with market capitalizations over $1 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

NetNet Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing primarily in companies engaged in the Intranet and Internet related business. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that are engaged in research, design, development, manufacturing or engaged to a significant extent in the business of distributing products, processes or services for use with Internet or Intranet related businesses.

Real Estate Equity Investment Fund
The Fund's goal is to provide both capital appreciation and current income. The Fund pursues its goal by investing at least 65% of its total assets in equity securities of U.S. companies which are principally engaged in the real estate industry.

Small-Cap Value Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of small capitalization companies having market capitalizations within the range of the companies in the Russell 2000 Index. The advisor will concentrate on companies that it believes are undervalued.

Small Company Growth Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies with market capitalizations below $1.5 billion.

Framlington Emerging Markets Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of companies in emerging market countries, as defined by the World Bank, the International Finance Corporation, the United Nations or the European Bank for Reconstruction and Development. It may also invest in foreign securities of companies located in countries with mature markets.

Framlington Global Financial Services Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of U.S. and foreign companies which are principally engaged in the financial services industry and companies providing services primarily within the financial services industry. The Fund focuses specifically on companies which are likely to benefit from growth or consolidation in the financial services industry. The Fund may invest in securities of companies located in countries with mature markets and in those with emerging markets.

Framlington Healthcare Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing in equity securities of companies providing healthcare and medical services and products worldwide. Currently, most of these companies are located in the United States. The Fund's investments may include foreign securities of companies located in countries with mature markets and in those with emerging markets.

Framlington International Growth Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of issuers located in at least three foreign countries. The Fund may invest in companies located in countries with mature markets and in those with emerging markets.

Money Market Funds


Cash Investment Fund
The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund pursues its goal by investing in a broad range of U.S. dollar-denominated money market instruments. The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

Institutional Money Market Fund
The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund pursues its goal by investing in a broad range of U.S. dollar-denominated money market instruments. The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

U.S. Treasury Money Market Fund
The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund pursues its goal by investing its assets solely in short-term bills and notes, issued by the U.S. Treasury (including "stripped" securities) and in repurchase agreements relating to such obligations. The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

Principal Investment Strategies and Risks

Foreign Investment Risk. Certain underlying funds may invest in foreign securities. Foreign securities include investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. EDRs and GDRs are receipts issued by non-U.S. financial institutions that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and are generally denominated in a foreign currency.

  Special Risks. Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

  Investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

  Currency exchange rates may fluctuate significantly over short periods of time causing an underlying fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that an underlying fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The underlying funds' respective net currency positions may expose them to risks independent of their securities positions.

  Additional risks are involved when investing in countries with emerging economies or securities markets. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and may have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, an underlying fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.

  A further risk of investing in foreign securities is the risk that an underlying fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is underway, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world capital markets and affect European capital markets in particular.

Investments in Financial Services Companies by Framlington Global Financial Services Fund. Financial services companies are subject to extensive governmental regulation which may limit both the financial commitments they can make, and the interest rates and fees they can charge. Insurance companies may be subject to severe price competition.

Investments in the Healthcare Industry by Framlington Healthcare Fund. The Framlington Healthcare Fund will invest most of its assets in the healthcare industry, which is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures.

Investments in the Real Estate Industry by Real Estate Equity Investment
Fund. The Real Estate Equity Investment Fund will invest primarily in the real estate industry and may invest more than 25% of its assets in any one sector of the real estate industry. As a result, the Real Estate Equity Investment Fund will be particularly vulnerable to declines in real estate prices and new construction rates.

Investments by the NetNet Fund. The NetNet Fund will invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

Investments in the Technology Industry by Future Technology Fund. The Future Technology Fund will invest most of its assets in the technology industry, which is particularly affected by rapidly changing technology product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Short-Term Trading. The underlying funds may engage in short-term trading, including initial public offerings.

  Special Risks. A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which could detract from a Fund's performance.

Defensive Investing. The Fund and each underlying fund (except the Institutional S&P 500 Index Equity Fund) may invest all or any portion of its assets in short-term obligations as a temporary defensive measure in response to adverse market or economic conditions.

  Special Risks. If the Fund or one or more underlying funds adopts a defensive strategy, the Fund may not achieve its investment objective.

Other Investment Strategies and Risks of the Fund and Underlying Funds

Borrowing and Reverse Repurchase Agreements. The Fund and underlying funds can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by the Fund (or underlying fund) subject to the Fund's (or underlying fund) agreement to repurchase them at a mutually agreed upon date and price (including interest).

  Investment Strategy. The Fund (or underlying fund) may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy which can be changed only by shareholders.

  Special Risks. Borrowings and reverse repurchase agreements by the Fund (or underlying fund) may involve leveraging. If the securities held by the Fund (or underlying fund) decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (or underlying fund) (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund (or underlying fund) will decline below the price the Fund (or underlying fund) is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund (or underlying fund).

Derivative Risk. Some underlying funds may purchase certain "derivative" instruments. Derivatives are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts options on futures contracts, options, forward currency contracts and structured debt obligations (including collateralized mortgage obligations and other types of asset-backed securities, "stripped" securities and various floating rate instruments).

  Investment Strategy. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The underlying funds may, but are not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The underlying funds will not use derivatives for speculative purposes.

  Special Risks. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities;
  (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the underlying fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the underlying fund worse off than if it had not entered into the position; and (7) the inability to close our certain hedged positions to avoid adverse tax consequences.

Forward Currency Exchange Contracts. A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.

  Investment Strategy. Forward currency exchange contracts may be used for hedging purposes and to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the advisor or sub-advisor, and no underlying fund is required to hedge its foreign currency positions.

  Special Risks. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of an underlying fund's foreign holdings increases because of currency fluctuations.

Futures Contracts and Related Options. A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. When an underlying fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When an underlying fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

  Investment Strategy. The underlying funds may invest in futures contracts and options on futures contracts on domestic or foreign exchanges or boards of trade. These instruments may be used for hedging purposes, to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends, or to minimize trading costs.

  An underlying fund will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of the underlying fund's total assets.

  Special Risks. Futures contracts and related options present the following risks: imperfect correlation between the change in market value of an underlying fund's securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements, which are potentially unlimited; and the possible inability of the advisor or sub-advisor to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.

Illiquid Securities. Illiquid securities include private placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market.

  Investment Strategy. Each underlying fund may invest up to 15% of its net assets in securities that are illiquid.

  Special Risks. To the extent that an underlying fund invests in illiquid securities, the underlying fund risks not being able to sell the securities at the time and the price that it would like. The underlying fund may have to lower the price, sell substitute securities or forego an investment opportunity, each of which may cause a loss to the underlying fund.

Options. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option.

  Investment Strategy. The underlying funds may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging purposes. Options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies.

  Special Risks. The value of options can be highly volatile, and their use can result in loss if the advisor or sub-advisor is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the advisor or sub-advisor to predict future price fluctuations and the degree of correlation between the options and securities markets.

Securities Lending. In order to generate additional income, each underlying fund may lend securities on a short-term basis to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the underlying fund could realize additional income gains or losses.

  Investment Strategy. Securities lending may represent no more than 25% of the value of an underlying fund's total assets (including the loan collateral).

  Special Risks. The main risk when lending securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the underlying fund could lose money.

Temporary Investments. Short-term obligations refer to U.S. Government securities, high-quality money market instruments and repurchase agreements with maturities of 13 months or less. Generally, these obligations are purchased to provide stability and liquidity to a Fund or underlying fund.

  Investment Strategy. The Fund or underlying fund may invest a portion of its assets in short-term obligations pending investment or to meet anticipated redemption requests.

  Special Risks. The Fund or underlying fund may not achieve its investment objective when its asset are invested in short-term obligations.

Variable and Floating Rate Instruments. Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include variable amount master demand notes.

Special Risks. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when an underlying fund is not entitled to exercise its demand rights. As a result, the underlying fund could suffer a loss with respect to these instruments.

Disclaimers

The Institutional S&P 500 Index Equity Fund is not sponsored, endorsed, sold or promoted by S&P, nor does S&P guarantee the accuracy and/or completeness of the S&P 500(R) Index or any data included therein. S&P makes no warranty, express or implied, as to the results to be obtained by the Fund, owners of the Fund, any person or any entity from the use of the S&P 500(R) Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the S&P(R) Index or any data included therein.

Your Investment
-------------------------------------------------------------------------------

This section describes how to do business with the Funds.

How To Reach The Funds

By telephone: 1-800-438-5789
           Call for shareholder services.

By mail:   The Munder Funds
           c/o PFPC Global Fund Services
           P.O. Box 60428
           King of Prussia, PA 19406-0428

Purchasing Shares

Purchase Price of Shares
Class A shares of a Fund are sold at the NAV next determined after a purchase order is received in proper form plus any applicable sales charge. Please see "Distribution Arrangements" below for information about sales charges.

Class B shares of a Fund are sold at NAV next determined after a purchase order is received in proper form.

Broker-dealers or financial advisors (other than the Funds' distributor) may charge you additional fees for shares you purchase through them.

Policies for Purchasing Shares

Investment minimums
 . Initial: $250
 . Subsequent: $50
 . Automatic Investment Plan: $50

Purchases over $250,000 must be for Class A shares.

Timing of orders
Purchase orders must be received by the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). Purchase orders received after that time will be accepted as of the next business day.

Methods for Purchasing Shares
Investors may purchase shares:

 . By Broker and/or Financial Advisor. Any broker or financial advisor authorized by the Fund's distributor can sell you shares of the Fund. Please note that brokers may charge you fees for their services.

 . By Mail. You may open an account by completing, signing and mailing the attached account application form and a check or other negotiable bank draft (payable to The Munder Funds) for $250 or more to: The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. Be sure to specify on your account application form the class of shares being purchased. If the class is not specified, your purchase will automatically be invested in Class A shares. For additional investments, send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above. We do not accept third party checks.

 . By Wire. To open a new account, you should call the Fund at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed account application form containing your certified taxpayer identification number to the Fund's transfer agent at The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

  Boston Safe Deposit and Trust Company
  Boston, MA
  ABA# 011001234
  DDA# 16-798-3
  Account No.:

 You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

 . You may purchase shares through the Automatic Investment Plan.

 . You may purchase shares through the Reinvestment Privilege.

Exchanging Shares

Policies for Exchanging Shares
 . You may exchange Fund shares for shares of the same class of other Munder
  Funds based on their relative net asset values.

 . You may acquire shares of the Fund by exchanging shares of the same class of other Munder Funds.

 . You may also acquire Class A shares of the Fund by exchanging Class K shares of other Munder Funds. Class A shares of the Fund acquired in this manner may be exchanged for Class K shares of other Munder Funds, but they may not be exchanged for Class A shares of other Munder Funds.

 . Class A shares of a Munder money market fund that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a purchase of shares in one or more Munder Funds for which a sales charge was paid, can be exchanged for Class A shares of the Fund.

 . Class B shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

 . You must meet the minimum purchase requirements for the Munder Fund of that you purchase by exchange.

 . If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

 . A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

 . Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker or calling the Munder Funds at (800) 438-5789.

 . Brokers or financial advisors may charge you a fee for handling exchanges.

 . We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Methods for Exchanging Shares
 . Exchanges By Telephone. You may give exchange instructions by telephone to the Fund at (800) 438-5789. You may not exchange shares by telephone if you hold share certificates. We reserve the right to reject any telephone exchange request and to place restrictions on telephone exchanges.

 . Exchanges By Mail. You may send exchange orders to your broker, your financial advisor or you may send them directly to the Fund's transfer agent at The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428.

Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC).

Please see "Distribution Arrangements" below for information about CDSCs.

Policies for Redeeming Shares
 . For your protection, a medallion signature guarantee is required for the following redemption requests: (a) redemption proceeds greater than $50,000;
  (b) redemption proceeds not being made payable to the recordowner of the account; (c) redemption proceeds not being mailed to the address of record on the account; (d) if the redemption proceeds are being transferred to another Munder Fund account with a different registration; (e) change in ownership or registration of the account or (f) changes to banking information without a voided check being supplied. When the Fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program
  (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE
  MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

Methods for Redeeming Shares
You may redeem shares of the Fund in several ways:

 . By Mail. You may mail your redemption request to: The Munder Funds, c/o PFPC
  Global Fund Services, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. The redemption request should state the name of the Fund, share class, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign.

 . By Telephone. You can redeem your shares by contacting your broker, your financial advisor or calling the Fund at (800) 438-5789. There is no minimum requirement for telephone redemptions.

 If you are redeeming at least $1,000 of shares and you have authorized expedited redemption on your account application form, simply call the Fund prior to 4:00 p.m. (Eastern time), and request the redemption proceeds be mailed to the commercial bank, registered broker-dealer or financial advisor you designated on your account application form. We will send your redemption proceeds to you on the next business day. We reserve the right at any time to change or impose fees for this expedited redemption procedure.

 During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

 . You may redeem shares through the Automatic Withdrawal Plan.

Additional Policies For Purchases, Exchanges And Redemptions

 . We consider orders to be in "proper form" when all required documents are properly completed, signed and received.

 . The Fund reserves the right to reject any purchase order.

 . At any time, the Fund may change any of its purchase or redemption procedures, and may suspend the sale of its shares.

 . The Fund may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

 . We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

 . To limit the Fund's expenses, we no longer issue share certificates.

 . The Fund may temporarily stop redeeming shares if:

 . the New York Stock Exchange is closed;

 . trading on the New York Stock Exchange is restricted;

 . an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

 . the Securities and Exchange Commission orders the Fund to suspend redemptions.

 . The Fund reserves the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

 . We record all telephone calls for your protection and take measures to identify the caller. As long as the Fund's transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Fund, the Fund's distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

 . We may redeem your account if its value falls below $250 as a result of redemptions (but not as a result of a decline in NAV). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

 . If you purchased shares directly from the Fund, the Fund's transfer agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker or other investment professional, account activity will be detailed in their statements to you.

 . The exchange privilege is not intended as a vehicle for short-term trading.
  Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. The Fund and its distributor reserve the right to refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the Fund's view, is likely to engage in excessive trading or any order considered market-timing activity. If the Fund refuses a purchase or exchange request and the shareholder deems it necessary to redeem their account, any CDSC as permitted by the prospectus will be applicable.

 Additionally, in no event will any Fund permit more than six exchanges into or out of the Fund in any one-year period per account, tax identification number, social security number or related investment group. The Munder Money Market Funds are exempt from this policy.

Shareholder Privileges

Automatic Investment Plan (AIP). Under the AIP you may arrange for periodic investments in the Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP application form or call the Fund at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

Reinvestment Privilege. For 60 days after you sell shares of the Fund, you may reinvest your redemption proceeds in shares of the same class of the SAME Fund at NAV. Any CDSC you paid on the amount you are reinvesting will be credited to your account. You may use this privilege once in any given twelve-month period with respect to your shares of the Fund. You or your broker must notify the Fund's transfer agent in writing at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

Automatic Withdrawal Plan (AWP). If you have an account value of $2,500 or more in the Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the AWP by completing the AWP application form available through the Funds' transfer agent. To participate in the AWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the AWP at any time upon notice to the Fund's transfer agent. You should not buy Class A shares (and pay a sales charge) while you participate in the AWP and you must pay any applicable CDSC when you redeem shares.

Distribution Arrangements
--------------------------------------------------------------------------------
Share Class Selection

The Fund offers Class A and Class B shares. Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase and the intended length of your investment. You should consider both ongoing annual expenses and initial sales charge or CDSC in estimating the costs of investing in a particular class of shares.

Class A shares
 . Front end sales charge. There are several ways to reduce these sale charges.

 . Lower annual expenses than Class B shares.

Class B shares

 . No front end sales charge. All your money goes to work for you right away.

 . Higher annual expenses than Class A shares.

 . A CDSC on shares you sell within six years of purchase.

 . Automatic conversion to Class A shares approximately six years after issuance, thus reducing future annual expenses.

 . CDSC is waived for certain redemptions.

The Fund also issues Class Y shares, which have different sales charges, expense levels and performance. Class Y shares are available to limited types of investors. Call (800) 438-5789 to obtain more information about Class Y shares.

Applicable Sales Charge--Class A Shares

You can purchase Class A shares at NAV plus an initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to selected dealers as follows:

                                                  Sales Charge as     Dealer
                                                  a Percentage of   Reallowance
                                                  ----------------     as a
                                                              Net  Percentage of
                                                     Your    Asset the Offering
                                                  Investment Value     Price
                                                  ---------- ----- -------------
Less than $25,000................................   5.50%    5.82%         5.00%
$25,000 but less than $50,000....................   5.25%    5.54%         4.75%
$50,000 but less than $100,000...................   4.50%    4.71%         4.00%
$100,000 but less than $250,000..................   3.50%    3.63%         3.25%
$250,000 but less than $500,000..................   2.50%    2.56%         2.25%
$500,000 but less than $1,000,000................   1.50%    1.52%         1.25%
$1,000,000 or more...............................   None*    None* (see below)**

--------
   * No initial sales charge applies on investments of $1 million or more. However, a CDSC of 1% is imposed on certain redemptions within one year of purchase.
  ** The Distributor will pay a 1% commission to dealers who initiate and are responsible for purchases of $1 million or more.

Sales Charge Waivers--General
We will waive the initial sales charge on Class A shares for the following types of purchasers (the word "advisor" in the following refers to Munder Capital Management the advisor to the Munder Funds):

1. individuals with an investment account or relationship with the advisor;

2. full-time employees and retired employees of the advisor or its affiliates, employees of the Funds' service providers and immediate family members of such persons;

3. registered broker-dealers or financial advisors that have entered into selling agreements with the Fund's distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

4. certain qualified employee benefit plans as described below;

5. individuals who reinvest a distribution from a qualified retirement plan for which the advisor serves as investment advisor;

6. individuals who reinvest the proceeds of redemptions from Class Y Shares of another Munder Fund, within 60 days of redemption;

7. banks and other financial institutions that have entered into agreements with the Munder Funds to provide shareholder services for customers (including customers of such banks and other financial institutions, and the immediate family members of such customers);

8. fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients;

9. employer sponsored retirement plans which are administered by Universal Pensions, Inc. (UPI Plans); and

10. employer sponsored 401(k) plans that are administered by Merrill Lynch Group Employee Services (Merrill Lynch Plans) which meet the criteria described below under "Sales Charge Waivers--Qualified Employer Sponsored Retirement Plans."

Sales Charge Waivers--Qualified Employer Sponsored Retirement Plans
We will waive the initial sales charge on purchases of Class A shares by employer sponsored retirement plans that are qualified under Section 401(a) or
Section 403(b) of the Internal Revenue Code (each, a Qualified Employee Benefit
Plan) and that (1) invest $1,000,000 or more in Class A shares offered by the Munder Funds or (2) have at least 75 eligible plan participants.

In addition, we will waive the CDSC of 1% charged on certain redemptions within one year of purchase for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. This sales charge waiver does not apply to Simplified Employee Pension Plans (SEPs), Individual Retirement Accounts (IRAs), UPI Plans and Merrill Lynch Plans.

UPI Plans. We also will waive (i) the initial sales charge on Class A shares purchased by UPI Plans for employees participating in an employer-sponsored or administered retirement program operating under Section 408A of the Internal Revenue Code and (ii) the CDSC of 1% imposed on certain redemptions within one year of purchase for these accounts. The distributor will pay a 1% commission to dealers and others (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.

Merrill Lynch Plans. We will waive the initial sales charge for all investments by Merrill Lynch Plans if

(i) the Plan is recordkept on a daily valuation basis by Merrill Lynch Group Employee Services (Merrill Lynch) and, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. (MLAM) that are made available pursuant to a Services Agreement between Merrill Lynch and the Fund's distributor and in funds advised or managed by MLAM (collectively, the Applicable Investments); or

(ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

(iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions
You may qualify for reduced sales charges in the following cases:

 . Letter of Intent. If you intend to purchase at least $25,000 of Class A shares of the Fund you may wish to complete the Letter of Intent section of your account application form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in any of the Munder Funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Fund's transfer agent that you have a Letter of Intent each time you make an investment.

 You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Fund's custodian will hold such amount in escrow. The custodian will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

 . Quantity Discounts. You may combine purchases of Class A shares that are made by you, your spouse, your children under age 21 and your IRA when calculating the sales charge. You must notify your broker, your financial advisor or the Fund's transfer agent to qualify.

 . Right of Accumulation. You may add the value of any other Class A shares of non-money market Munder Funds you already own to the amount of your next Class A share investment for purposes of calculating the sales charge at the time of the current purchase. You must notify your broker, your financial advisor or the Funds' transfer agent to qualify.

Certain brokers or financial advisors may not offer these programs or may impose conditions or fees to use these programs. You should consult with your broker prior to purchasing the Funds' shares.

For further information on sales charge reductions, call (800) 438-5789.

Cdsc

You pay a CDSC when you redeem:

 . Class A shares that were bought as part of an investment of at least $1 million within one year of buying them;

 . Class B shares within six years of buying them.

These time periods include the time you held Class B shares of another Munder Fund which you may have exchanged for Class B shares of the Fund you are redeeming.

The CDSC schedule for Class B shares is set forth below. Consult the Statement of Additional Information for the CDSC schedule for Class B shares acquired through an exchange of shares purchased on or before June 27, 1995. The CDSC is based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to CDSC.

Years Since Purchase                                                       CDSC
--------------------                                                       -----
First..................................................................... 5.00%
Second.................................................................... 4.00%
Third..................................................................... 3.00%
Fourth.................................................................... 3.00%
Fifth..................................................................... 2.00%
Sixth..................................................................... 1.00%
Seventh and thereafter.................................................... 0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 a share (for a total cost of $10,000). Three years later, the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate in the third year after purchase).

At the time of purchase of Class B shares, the Fund's distributor pays sales commissions of 4.00% of the purchase price to brokers that initiate and are responsible for purchases of such Class B shares.

CDSC Waivers
We will waive the CDSC payable upon redemptions for:

 . redemptions made within one year after the death of a shareholder or registered joint owner;

 . minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2;

 . involuntary redemptions made by the Fund;

 . redemptions limited to 10% per year of an account's net asset value if taken by Systematic Withdrawal Plan ("SWP"). For example, if your balance on December 31st is $10,000 you can redeem up to $1,000 that following year free of charge through SWP.

We will waive the CDSC payable upon redemptions of shares which you purchased after December 1, 1998 (or acquired through an exchange of shares of another Munder Fund purchased after December 1, 1998) for:

 . redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

Consult the Statement of Additional Information for Class B CDSC waivers which apply when you redeem shares acquired through an exchange of shares of another Munder Fund purchased on or before June 27, 1995.

We will waive the CDSC for Class B shares for all redemptions by Merrill Lynch Plans if:

(i) the Plan is recordkept on a daily valuation basis by Merrill Lynch; or

(ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or

(iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

12b-1 Fees

The Fund has adopted Rule 12b-1 plans with respect to its Class A and Class B shares that allow the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plans, the Fund may pay up to .25% of the daily net assets of Class A and Class B shares to pay for certain shareholder services provided by institutions that have agreements with the Fund's distributor to provide such services. The Fund may also pay up to .75% of the daily net assets of the Class B shares to finance activities relating to the distribution of its shares.

Because the fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in the Fund and may cost a shareholder more than paying other types of sales charges.

Other Information

The advisor may, from time to time, make payments to banks, broker-dealers, financial advisors or other financial institutions for certain services to the Fund and/or its shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The advisor may make such payments out of its own resources and there are no additional costs to the Fund or its shareholders.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Fund for providing shareholder services to its customers who own shares of the Fund.

Pricing Of Fund Shares
--------------------------------------------------------------------------------

The Fund's NAV is calculated on each day the New York Stock Exchange is open. NAV is the value of a single share of the Fund.

The Fund calculates NAV as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time). If the New York Stock Exchange closes early, the Fund will accelerate calculation of NAV and transaction deadlines to that time.

The NAV of each underlying fund is generally based on the market value of the securities held in the underlying fund. If market values are not available, the fair value of securities is determined in good faith by, or using procedures approved by, the boards of directors/trustees of the underlying funds.

Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange. An underlying fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the underlying funds' boards of directors/trustees.

Distributions
--------------------------------------------------------------------------------

As a shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund pays dividends, if any, at least annually.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

The Fund will pay distributions in additional shares of the same class of that Fund. If you wish to receive distributions in cash, either, indicate this request on your account application form or notify the Fund at (800) 438-5789.

Federal Tax Considerations
--------------------------------------------------------------------------------

Investments in the Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax adviser about your own particular tax situation.

Taxes On Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Taxes On Sales Or Exchanges

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale or an exchange will result in a taxable gain.

Other Considerations

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares then receive back a portion of the money you just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

Management
--------------------------------------------------------------------------------

Investment Advisor

Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of each Fund and each underlying fund except Institutional S&P 500 Index Equity Fund and International Equity Fund. The advisors provide overall investment management for the Funds. As of March 31, 2000, MCM and its affiliates had approximately $62 billion in assets under management, of which $39 billion were invested in equity securities, $7 billion were invested in money market or other short-term instruments, $6 billion were invested in other fixed income securities, $3 billion were invested in balanced investment and $7 billion in non-discretionary assets.

World Asset Management ("World"), 255 East Brown Street, Birmingham, Michigan 48009, is the investment advisor of Institutional S&P 500 Index Equity Fund and International Equity Fund. World is a wholly-owned subsidiary of the advisor. As of March 31, 2000, World had approximately $22.7 billion in assets under management, of which $17.6 billion were invested in domestic equity securities, $4.5 billion were invested in international equity securities and $600 billion were invested in other fixed income securities.

Framlington Overseas Investment Management Limited, and affiliate of the advisor, is the sub-advisor of the Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund and Framlington International Growth Fund.

Portfolio Managers

A committee of professional portfolio managers employed by MCM makes investment decision for the Fund.

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help shareholders understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual reports of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 1999 is unaudited, is included in the semi-annual report of the Fund, and is incorporated by reference into the Statement of Additional Information. You may obtain the semi-annual and annual reports without charge by calling (800) 438-5789.

                                            Munder Fund of Funds (a)
                          -----------------------------------------------------------------------
                            Period                              Period
                             Ended       Year      Period        Ended        Year       Period
                           12/31/99      Ended     Ended       12/31/99       Ended      Ended
                          (Unaudited)   6/30/99  6/30/98(d)   (Unaudited)    6/30/99   6/30/98(d)
                            Class A     Class A   Class A       Class B      Class B    Class B
                          -----------   -------  ----------   -----------    -------   ----------
Net asset value,
 beginning of period....    $13.21      $12.58     $13.23       $13.20       $12.54      $11.40
                            ------      ------     ------       ------       ------      ------
Income from investment
 operations:
Net investment income...      0.03        0.05       0.01        (0.03)       (0.01)      (0.04)
Net realized and
 unrealized gain/(loss)
 on investments.........      1.73        0.74      (0.25)        1.72         0.80        1.18
                            ------      ------     ------       ------       ------      ------
Total from investment
 operations.............      1.76        0.79      (0.24)        1.69         0.79        1.14
                            ------      ------     ------       ------       ------      ------
Less distributions:
Dividends from net
 investment income......     (0.21)      (0.06)     (0.01)       (0.18)           -           -
Distributions in excess
 of net investment
 income.................         -       (0.02)         -            -        (0.04)          -
Distributions from net
 realized gains.........     (0.30)      (0.09)     (0.36)       (0.30)       (0.09)          -
Distributions in excess
 of net realized gains..         -           -      (0.04)       (0.40)           -           -
                            ------      ------     ------       ------       ------      ------
Total distributions.....     (0.51)      (0.17)     (0.41)       (0.48)       (0.13)          -
                            ------      ------     ------       ------       ------      ------
Net asset value, end of
 period.................    $14.45      $13.20     $12.58       $14.41       $13.20      $12.54
                            ------      ------     ------       ------       ------      ------
Total return (c)........     13.63%       6.41%     (1.20)%      13.10%        6.40%      10.00%
                            ------      ------     ------       ------       ------      ------
Ratios to average net
 assets/ supplemental
 data:
Net assets, end of
 period (in 000's)......    $  490      $  344     $  154       $  319       $  222      $  260
Ratio of operating
 expenses to average net
 assets.................      0.66%(b)    0.66%      0.88%(b)     1.36%(b)     1.36%       1.58%(b)
Ratio of net investment
 income/(loss) to
 average net assets.....      0.47%(b)    0.12%      0.09%(b)    (0.23)%(b)   (0.58)%     (0.61)%(b)
Portfolio turnover rate.        24%         73%        55%          24%          73%         55%
Ratio of operating
 expenses to average net
 assets without waivers.      0.91%(b)    0.93%      1.06%(b)     1.61%(b)     1.63%       1.76%(b)

--------
(a) The Munder Fund of Funds (formerly the Munder All-Season Aggressive Fund) Class A Shares and B Shares commenced operations on October 7, 1997 and January 9, 1998, respectively.
(b) Annualized.
(c) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(d) Per share numbers have been calculated using the average shares method.

More information about the Fund is available free upon request, including the following:

Annual/Semi-Annual Reports

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. In addition, you will also receive updated prospectuses or supplements to this prospectus. In order to eliminate duplicate mailings, the Fund will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.


Statement of Additional Information

Provides more details about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated herein by reference (is legally considered part of this prospectus).


To Obtain Information:
-------------------------------------------------------------------------------
By telephone
1-800-438-5789

By mail
Write to:
The Munder Funds
c/o PFPC Global Fund Services
P.O. Box 60428
King of Prussia, PA 19406-0428

On the Internet
Text-only versions of fund documents can be viewed online or downloaded from:

     Securities and Exchange Commission
     http://www.sec.gov

You can also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (phone 1-202-942-8090) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102. You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov.

You may also find more information about the Fund on the Internet at: http://www.munderfunds.com
-------------------------------------------------------------------------------

The Munder Funds, Inc.
SEC file number:  811-7346

PROMFFAB600
Investment Advisor:  Munder Capital Management
Distributor:  Funds Distributor, Inc.

MUTUAL FUND
      Application                                     [LOGO OF THE MUNDER FUNDS]


PLEASE MAIL YOUR COMPLETE APPLICATION (printed or typed)
ALONG WITH YOUR CHECK TO:  The Munder Funds
                           c/o PFPC Global Fund Services
                           P.O. Box 60428
                           King of Prussia, PA 19406-0428

If you have questions regarding this application, please telephone the Transfer Agent at 1.800.438.5789

[_] New Account     [_] Change to an Existing Account _________________________

                           1.  ACCOUNT REGISTRATION

--------------------------------------------------------------------------------
Name                                             Social Security Number

--------------------------------------------------------------------------------
Joint Owner (if any)                     (If Joint Tenancy, use Social Security
                                               Number of first joint owner)
OR

Uniform Transfer to Minor:

                                         for:
--------------------------------------------------------------------------------
Custodian Name (one custodian only)      Minor's Name (one minor only)

--------------------------------------------------------------------------------
State (Custodian's State of Residence)          Minor's Social Security Number

OR
   [_] Trust   [_] Corporation   [_] Other (please specify) ____________________

--------------------------------------------------------------------------------
Trust/Corporation Name

--------------------------------------------------------------------------------
Trust Date                                      Tax Identification Number

--------------------------------------------------------------------------------


                             2.  MAILING ADDRESS
     (address for reports, dividends, statements and redemption proceeds)

--------------------------------------------------------------------------------
Street                                                 Apt.

--------------------------------------------------------------------------------
City                   State      Zip Code             Telephone Number

--------------------------------------------------------------------------------
Non-Resident Alien:  [_] Yes   [_] No  If Yes, Country of Residence_____________

        3.  INITIAL INVESTMENT


With as little as $250* you can invest in any Munder Fund. Please be sure to read the prospectus carefully before investing or sending money. You may request an additional prospectus by calling 1.800.438.5789.

                                                                              Class C/
NAME OF MUNDER FUND                              Fund Code  Class A  Class B  Class II   Investment Amount
                                                               200     300     400/700
                                                               ---     ---     -------
[ ]  Munder Fund of Funds                            52       [ ]     [ ]      N/A       $___________________
[ ]  Munder Balanced Fund                            14       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Focus Growth Fund                        28       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Equity Income Fund                       18       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Future Technology Fund                   33       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Growth Opportunities Fund                32       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Index 500 Fund                           06       [ ]     [ ]      N/A       $___________________
[ ]  Munder International Equity Fund                07       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Int'l NetNet Fund                                         [ ]      [ ]       $___________________
[ ]  Munder Micro-Cap Equity Fund                    29       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Multi-Season Growth Fund                 20       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Real Estate Equity Investment Fund       21       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Small-Cap Value Fund                     30       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Small Company Growth Fund                05       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Framlington Emerging Mrkts. Fund         81       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Framlington Global Fin'l Srvcs Fund      83       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Framlington Healthcare Fund              82       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Framlington Int'l. Growth Fund           80       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Bond Fund                                09       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Intermediate Bond Fund                   08       [ ]     [ ]      [ ]       $___________________
[ ]  Munder International Bond Fund                  25       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Michigan Tax-Free Bond Fund              16       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Tax-Free Bond Fund                       17       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Tax-Free Short-Intrmd. Bond Fund         12       [ ]     [ ]      [ ]       $___________________
[ ]  Munder U.S. Government Income Fund              19       [ ]     [ ]      [ ]       $___________________
[ ]  Munder Cash Investment Fund                     01       [ ]     N/A      N/A       $___________________
[ ]  Money Market Fund+                              22       N/A     N/A      N/A       $___________________
[ ]  Munder Tax-Free Money Market Fund               02       [ ]     N/A      N/A       $___________________
[ ]  Munder U.S. Treasury Money Market Fund          03       [ ]     N/A      N/A       $___________________
[ ]  Other Munder Fund _________________________________      [ ]     [ ]      [ ]       $___________________
                                                             Total Amount Invested       $___________________

[ ] By Check (Payable to The Munder Funds)
[ ] By Wire. Account Number: ____________ (Account number assigned by Bank from which assets were wired.)
* $50 per Fund if the Automatic Investment Plan Option is being established at this time (please complete section 6).
+ Available through exchange from other Munder Funds only

4.  DEALER INFORMATION


FOR DEALER USE ONLY

We hereby authorize PFPC Global Fund Services to act as our agent in connection with transactions authorized by this Application and agree to notify PFPC Global Fund Services of any purchase made under a Letter of Intent or Right of Accumulation.


--------------------------------------------------------------------------------
Dealer's Name                     Main Office Address


--------------------------------------------------------------------------------
Representative's Name             Branch #                 Rep #


--------------------------------------------------------------------------------
Branch Address                                             Telephone #


--------------------------------------------------------------------------------
Authorized Signature of Dealer                             Title



5.  DISTRIBUTION OPTION


DIVIDENDS                                   CAPITAL GAINS

[_] A. Reinvest in additional shares.     [_] A. Reinvest in additional shares.

[_] B. Pay in Cash by Check               [_] B. Pay in Cash by Check

[_] C. Pay in Cash by Electronic Funds    [_] C. Pay in Cash by Electronic Funds
       Transfer to my Bank                       Transfer to my Bank

       Fill out banking information in           Fill out banking information in
       Section 9                                 Section 9



6.  AUTOMATIC INVESTMENT PLAN (OPTIONAL)


[_] YES, I(We) wish to participate in the Automatic Investment Plan (AIP), and authorize PFPC Global Fund Services, The Munder Funds' transfer agent to perform the following:

Amount to invest $_________ ($50 minimum)   [_] Monthly  or   [_] Quarterly
[_] 5th or the   [_] 20th of the month


--------------------------------------------------------------------------------
Name of Fund                            Percentage (equal if not indicated)


--------------------------------------------------------------------------------
Name of Fund                            Percentage (equal if not indicated)

     Fill out banking information in Section 9



7.  AUTOMATIC WITHDRAWAL PLAN


[_] YES, I(We) authorize the redemption of shares from my Munder Fund account to meet withdrawal payments on the 20th of each [_] Monthly or [_] Quarter.


--------------------------------------------------------------------------------
Name of Fund to Redeem Shares From


--------------------------------------------------------------------------------
Amount of Each Withdrawal ($50 minimum)

Payments will be made to (Choose one):   [_] Owner's Address of Record

                                         [_] Owner's Checking/Savings Account

                                         [_] Fill out banking information in
                                             Section 9

                                         [_] Other listed below:


--------------------------------------------------------------------------------
Name and Address

     8. TELEPHONE REDEMPTION & EXCHANGE AGREEMENT

Please check the box if you want this option.
[ ] I(We) authorize PFPC Global Fund Services to act upon instructions received by telephone from me(us) to redeem or to exchange shares of The Munder Funds.
     1. I(We) relieve the Funds or PFPC Global Fund Services of any liability for the loss, cost or expense for acting upon such instructions reasonably believed to be from me(us).
     2. I(We) assume responsibility for notifying the Funds within seven (7) business days if a confirmation for the transaction is not received or is incorrect.
     3. If an exchange involves an initial investment into a Fund, the account registration will carry the same registration as set forth above.
     4. An exchange deemed to be the initial purchase of a Fund must meet the minimum initial investment requirement of $250 per Fund unless the shareholder is establishing an Automatic Investment Plan.
     5. Redemption proceeds will be sent only to my account address of record or banking wire instructions as established in Section 9.
_______________________________________________________________________________
Name                                   Name
     Fill out banking information in Section 9

     9. BANKING INFORMATION
_______________________________________________________________________________
Bank Name       Address                     [ ] Checking    [ ] Savings Account

_______________________________________________________________________________
ABA Number (Bank Routing Number)        Account Number

_______________________________________________________________________________
Bank Account Registration

[ ] Check if Section 5 (Distribution Option), "Choice C" was completed. I(We) authorize The Munder Funds to deposit distributions into the account indicated above.

[ ] Check if Section 6 (Automatic Investment Plan), was completed. Please note that your bank will clear and process each bank draft and will include it with your regular statements. However, acceptance of this authorization in conditional upon approval of your authorization by your bank, which will allow PFPC Global Fund Services, the transfer agent of The Munder Funds, to act as your agent with regard to the Automatic Investment Plan (AIP). The AIP will automatically terminate without notice if any bank draft in not paid upon presentation by PFPC Global Fund Services, to your bank. The AIP may be modified or terminated at any time, upon thirty (30)-days written notice.

[ ] Check if Section 7 (Automatic Withdrawal Plan), was completed. Please note that your bank will clear and process each bank deposit and will include it with your regular statements. However, acceptance of this authorization in conditional upon approval of your authorization by your bank, which will allow PFPC Global Fund Services, the transfer agent of The Munder Funds, to act as your agent with regard to the Automatic Withdrawal Plan (AWP). The AWP may be modified or terminated at any time, upon 30-days written notice.

[ ] Check if Section 8 (Telephone Redemption), was completed. I(We) authorize The Munder Funds to send by Fed wire redemption proceeds to the account indicated above.

For the purposes of verifying my account number, I have enclosed a blank check or deposit slip marked "VOID" and have signed the authorization below.
_______________________________________________________________________________
Signature of Depositor  Date    Signature of Joint Depositor (if any)   Date

                 Please Staple Void Check or Deposit Slip Here


                      [SAMPLE OF DEPOSIT SLIP GOES HERE]

        10.  DOLLAR COST AVERAGING PLAN

[__] YES, I(We) authorize The Munder Funds to exchange from my ____________ (Fund/Account) on a [__] Monthly or [__] Quarterly basis (please choose either the 5th or the 20th of the month):

$_____________ ($50 minimum) into _________________________________ (Fund Name)

$_____________ ($50 minimum) into _________________________________ (Fund Name)

        11.  CHECKWRITING PRIVILEGES

If you are opening an account for any of The Munder Income and/or Money Market Funds (Class A Shares only), you are entitled to the checkwriting option. Redemption checks may be written for amounts of $500 or more. To obtain checks, please complete the signature card below. All persons named in the Account Registration in Section 1 must sign the signature card. For Corporate, Trust or Partnership accounts, only authorized signers must sign. By signing this signature card, you agree to be subject to the customary rules and regulations governing checking accounts, as well as instructions and rules of the Fund now in effect, and as amended from time to time, that pertain to the use of redemption checks.

Please fill out the following Signature Card to be eligible for Checkwriting and indicate the Fund(s) for which you are requesting th is service:

_______________________________________________________________________________
Fund(s)

_______________________________________________________________________________
Fund(s)

Authorized Signatures (exactly as it appears in Part 1 of the Application):

_______________________________________________________________________________
Print Name      Signature

_______________________________________________________________________________
Print Name      Signature

_______________________________________________________________________________
Print Name      Signature

Check here if more than one signature is required per check:   [__] 2   [__] 3
Other:______________

        12.  REDUCED SALES CHARGE

[__] Rights Of Accumulation: Investors may qualify for reduced sales charges by aggregating the total purchases of all Munder Class A S hares, excluding Money Market Funds, to determine the applicable sales charge for current purchases. To determine the aggregated amou nt of all non-money market funds, you will need to total the current purchases as well as shares that are already beneficially owned by the investor for which a sales charge has already been paid. Please see the prospectus for additional information regarding Rights of Accumulation.

I apply for the Rights of Accumulation reduced sales charges based on the following accounts in The Munder Funds.

_______________________________________________________________________________
Name of Fund    Account Number

_______________________________________________________________________________
Name of Fund    Account Number

_______________________________________________________________________________
Name of Fund    Account Number

[__] Letters Of Intent: You may qualify for reduced sales charges if you plan to make additional investments in The Munder Funds within a 13 month period. By indicating a level of anticipated investment and by signing this application, you agree to the terms of the L etter of Intent as set forth in the Prospectus, and as follows: "Although I am not obligated to do so, I intend to invest over a 13 month period an aggregate amount of at least" (check one):

[__]  $25,000 [__]  $50,000 [__]  $100,000 [__]  $250,000  [__]  $500,000
[__]  $1,000,000

13.  AUTHORIZATIONS, CERTIFICATIONS AND SIGNATURES

By signing the application, I(we) hereby certify under the penalty of perjury that the information on this application is true, complete and correct and that:

I(We) understand that this order is subject to acceptance by The Munder Funds.

I(We) agree that The Munder Funds, Funds Distributor, Inc., PFPC Global Fund Services, Munder Capital Management or any of its affiliates, officers, directors or employees will not be liable for any loss, expense or cost for acting upon instructions or inquiries reasonably believed to be genuine. Shares of the Funds are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Funds involves investment risks, including the possible loss of principal.

I(We) represent that I am (we are) of legal age and capacity and have read the Prospectus(es) for The Munder Funds selected, and agree to its (their) terms. PFPC Global Fund Services is hereby appointed agent to receive dividends and distributions for automatic reinvestment unless otherwise directed in
Section 5.

I(We) understand and acknowledge that a sales charge may be levied against the dollars that I(We) invest in The Munder Funds. (See the Prospectus(es) for reduced sales charge information.)


_______________________________________________________________________________
Taxpayer Identification Number      Name of Taxpayer Whose Number Appears Above

Taxpayer Identification:

I (the Investor) certify under penalties of perjury that:

(1) The Social Security Number or taxpayer identification number shown above is correct and may be used for any custodial or trust account opened for me by The Munder Funds, and

(2)  I (the Investor) am not subject to backup withholding because:

     (a)  I am exempt from Backup Withholding

     (b) I have not been notified by the Internal Revenue Service ("IRS") that I am, as a result of failure to report all interest or dividends, or

     (c) the IRS has notified me that I am no longer subject to backup withholding.

The certification in this paragraph is required from all non-exempt persons to prevent backup withholding of 31% of all taxable distributions and gross redemption proceeds under the Federal income tax law.

[_] Check here if you are subject to backup withholding or have not received a notice from the IRS advising you that backup withholding has been terminated.

_______________________________________________________________________________
Authorization:

_______________________________________________________________________________
Signature of Owner                 Date               Name

_______________________________________________________________________________
Signature of Owner                 Date               Name

_______________________________________________________________________________

  Shares of The Munder Funds are not deposits or obligations of, or guaranteed or endorsed by any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain investment risks, including the possible loss of principal.
_______________________________________________________________________________

Distributor: Funds Distributor, Inc.                                    APPABC00

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

                         [THE MUNDER FUNDS LOGO HERE]

                    This page was intentionally left blank

[LOGO]
  THE
MUNDER
  FUNDS

Investments
  for all seasons

                                                                  CLASS Y SHARES


                                                                      Prospectus
                                                                   June 29, 2000
                                                            MUNDER FUND OF FUNDS
                                     (formerly Munder All-Season Agressive Fund)

                                    As with all mutual funds, the Securities and
                                         Exchange Commission has not approved or
                                disapproved these securities nor passed upon the
                                  accuracy or adequacy of this prospectus. It is
                                          a criminal offense to state otherwise.

Table Of Contents

 2   Risk/Return Summary
 2   Goal
 2   Principal Investment Strategies
 3   Who May Want To Invest
 4   Performance
 5   Fees And Expenses

 6   More About The Fund
 6   Glossary
 7   Asset Allocation Chart
 8   Description Of The Underlying Funds
 10  Principal Investment Strategies And Risks
 11  Other Investment Strategies And Risks Of The Fund And Underlying Funds
 14  Disclaimers

 15  Your Investment
 15  How To Reach The Fund
 15  Purchasing Shares
 16  Exchanging Shares
 16  Redeeming Shares
 16  Additional Policies For Purchases, Exchanges And Redemptions
 17  Shareholder Privileges

 18  Pricing Of Fund Shares

 18  Distributions

 19  Federal Tax Considerations
 19  Taxes On Distributions
 19  Taxes On Sales Or Exchanges
 19  Other Considerations

 20  Management
 20  Investment Advisor
 20  Portfolio Managers

 21  Financial Highlights


Back Cover For Additional Information

Risk/Return Summary
--------------------------------------------------------------------------------

This Risk/Return Summary briefly describes the goals and principal investment strategies of the Munder Fund of Funds (formerly Munder All- Season Aggressive
Fund) and the principal risks of investing in the Fund. For further information on these and the Funds' other investment strategies and risks, please read the section entitled "More About the Fund." Certain terms used in this prospectus are defined in the Glossary.

 Fund of Funds

 The Fund is a fund of funds, which
 means that it invests almost all
 of its assets in other mutual
 funds, rather than in individual
 securities. The Fund invests its
 assets in a variety of other
 Munder Funds, referred to as
 "underlying funds."

 The risks of investing in the Fund
 are dependent on which underlying
 funds the Fund invests in, and to
 what extent. In addition, the
 investment performance of the Fund
 is directly related to the
 performance of the underlying
 funds in which it invests.


 Investment Approach of the
 Underlying Funds

 . The underlying equity funds
   represented in the Fund vary
   from growth to value styles of
   investing, from larger to
   smaller company stocks and from
   domestic to international
   equities.



Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

As a fund of funds, the Fund pursues its goal by investing a majority of its assets in underlying funds that invest primarily in equity securities.

The Fund may also invest a portion of its assets in underlying funds that invest in money market instruments.

The advisor may periodically adjust the Fund's asset allocation among underlying funds in response to changing economic and market conditions. The typical allocation is expected to be: 95% Equity Funds and 5% Money Market Funds.

The Fund's indirect stock holdings will be a combination of large-cap, mid-cap and small-cap U.S. stocks as well as foreign stocks.

In the "More About the Fund" section, you will find a description of the underlying funds and a chart showing the percentage of its assets that the Fund may invest in each underlying fund.

Principal Risks

All investments have some degree of risk which will affect the value of a portfolio's investment, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Among the principal risks of investing in the Fund are:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting particular companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Foreign Securities Risk. Investments by an underlying fund in foreign securities may experience greater and more rapid changes in value than U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Currency Risk. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of an underlying fund's portfolio securities denominated in those currencies.

 . Smaller Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of an underlying fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

 . Sector Risk. Certain underlying funds may concentrate its investments in a particular industry sector. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the underlying fund's investments.

Who May Want to Invest

The Fund may be appropriate for investors who:

 . Seek long-term growth of capital.

 . Can tolerate short-term fluctuations in the financial markets.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember a Fund's performance in past years is not necessarily an indication of how a Fund will perform in the future.

                         Average Annual Total Return
                         (for the periods ended December 31, 1999)
                                         ------------------------------------------
                                                                           Since
                                                                         Inception
                                                     1 Year              (4/3/97)
                                         ------------------------------------------
                         Class Y                     22.61%                18.18%
                         Wilshire 5000 Index*        23.56%                28.49%**

                                         --------
                                         *The Wilshire 5000 Equity Index
                                            measures the performance of all
                                            U.S. headquartered equity
                                            securities with readily available
                                            price data. Our 7,000
                                            capitalization weighted security
                                            are used to adjust the index.
                                         **Index return from 3/31/97.

[BAR CHART]
Total Return
(per calendar year)

1998            3.84%
1999           22.61%

Year-to-date through March 31, 2000: 11.83%

Best Quarter:                          Q4 1999                                                20.97%
Worst Quarter:                         Q3 1998                                               (16.15%)

Fees And Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases........................... None
Sales Charge (Load) Imposed on Reinvested Dividends........................ None
Maximum Deferred Sales Charge (Load)....................................... None
Redemption Fees............................................................ None
Exchange Fees.............................................................. None

Annual Fund Operating Expenses (expenses that are paid from Fund assets) as a % of net assets

Management Fees....................................................... None
Other Expenses........................................................ 0.25%
                                                                       ----
Total Annual Fund Operating Expenses.................................. 0.25%
                                                                       ====

--------

  In addition to the expenses shown above, shareholders of the Fund will indirectly bear their pro rata shares of the annual operating expenses of the underlying funds. As a result, the investment returns of the Fund will be net of the expenses of the Underlying Funds. Since the Fund invests in other Munder Funds, as a shareholder you will pay a higher expense ratio than if you had purchased shares of an underlying fund directly. The underlying funds' total annual fund operating expense ratios for the fiscal year ended June 30, 1999 ranged from .32% to 2.45%.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
$26                      $81                                  $141                                   $320

More About The Fund
--------------------------------------------------------------------------------

This section describes the underlying funds in which the Fund may invest. It also discusses the risks of investing in the Fund, which are dependent upon which underlying funds the Fund invests in, and to what extent. Further, included in this section is a chart that shows the maximum percentage of its assets that the Fund may invest in each underlying fund. Please note that the underlying funds may also invest in securities and are subject to restrictions and additional risks which are described in the Statement of Additional Information.

The Glossary below explains certain terms used throughout this prospectus.

Glossary

Types Of Securities

Equity securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Convertible Securities A convertible security is a bond or preferred stock that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the underlying funds a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Money market instruments are high-quality, short-term instruments including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Rating Agencies and Indices

S&P is Standard & Poor's Rating Services.

S&P 500 is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index of U.S. stock market activity.

Other

1940 Act is the Investment Company Act of 1940, as amended.

Internal Revenue Code is the Internal Revenue Code of 1986, as amended.

NAV is the net asset value per share of the Fund. NAV is the value of a single share of the Fund. The Fund calculates NAV separately for each class. NAV is calculated by (1) taking the current value of the Fund's total assets allocated to a particular class of shares, (2) subtracting the liabilities and expenses charged to that class (3) dividing that amount by the total number of shares of that class outstanding.

Asset Allocation Chart

The following chart shows the Fund's maximum investment (expressed as a percentage of each Fund's assets) that the Fund may make in the underlying funds.

Equity Funds
Equity Income Fund.......................................................... 20%
Focus Growth Fund........................................................... 30%
Future Technology Fund...................................................... 15%
Growth Opportunities Fund................................................... 20%
Institutional S&P 500 Index Equity Fund..................................... 40%
International Equity Fund................................................... 15%
International NetNet Fund................................................... 10%
Micro-Cap Equity Fund....................................................... 10%
Multi-Season Growth Fund.................................................... 30%
NetNet Fund................................................................. 10%
Real Estate Equity Investment Fund.......................................... 25%
Small-Cap Value Fund........................................................ 35%
Small Company Growth Fund................................................... 35%
Framlington Emerging Markets Fund........................................... 15%
Framlington Global Financial Services Fund.................................. 15%
Framlington Healthcare Fund................................................. 10%
Framlington International Growth Fund....................................... 15%

Other Munder Equity Funds................................................... 20%

Money Market Funds
Cash Investment Fund........................................................ 15%
Institutional Money Market Fund............................................. 10%
U.S. Treasury Money Market Fund............................................. 10%

Description of Underlying Funds

Equity Funds

Equity Income Fund
The Fund's goal is to provide capital appreciation and current income. The Fund pursues its goal by investing primarily in dividend-paying equity securities and fixed income securities which are convertible into or exchangeable for common stock. The advisor generally selects large, well-known companies that it believes have favorable prospects for dividend growth and capital appreciation. The Fund will seek to produce a current yield greater than the S&P 500.

Focus Growth Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities which the advisor believes are undervalued compared to stocks of other companies in the same industry. The Fund generally invests in companies with market capitalizations of at least $1 billion. The Fund diversifies its assets by industry in approximately the same weightings as those of the Russell 1000 Growth Index.

Future Technology Fund
The Fund's goal is to provide capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in common stocks of technology-related companies. Technology-related companies are companies that develop, manufacture, or distribute technology, communications and Internet-related products and services. The Fund may also invest in the stocks of companies that should benefit commercially from technological advances. The Fund invests in both established companies and in new or unseasoned companies, including companies making initial public offerings.

Growth Opportunities Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in the equity securities of companies with market capitalizations between $500 million and $10 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

Institutional S&P 500 Index Equity Fund
The Fund's goal is to provide performance and income that is comparable to the S&P 500. The S&P 500 is an index of 500 stocks that emphasizes large capitalization companies. The Fund pursues its goal by normally holding a substantial amount of its assets in securities of at least 400 of the stocks in the S&P 500. The Fund is managed through the use of a "quantitative" or "indexing" investment approach and tries to mirror the composition and performance of the S&P 500 through statistical procedures. The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least .95. A correlation of 1.0 would mean that the changes in the Fund's price mirror exactly the changes in the S&P 500.

International Equity Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing primarily in foreign securities, including American Depositary Receipts. The Fund mostly invests in mature markets, but may also invest in emerging markets. The Fund emphasizes companies with a market capitalization of at least $250 million.

International NetNet Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by using a growth strategy to invest primarily in foreign companies engaged in the Internet or Intranet related business. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of foreign companies that are engaged in the research, design, development, manufacturing or engaged to a significant extent in the business of distributing products, processes or services for use with the Internet or Intranet related businesses.

Micro-Cap Equity Fund
The Fund's goal is to provide capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of micro-capitalization companies having market capitalizations within the range of the companies in the Wilshire Micro-Cap Index. There is no limit on the length of operating history for the companies in which the Fund may invest. The Fund may invest without limit in initial public offerings of small capitalization companies. In addition, the Fund may invest up to 35% of its assets in equity securities of medium and larger capitalization companies, including initial public offerings of such companies.

Multi-Season Growth Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities. The Fund generally invests in equity securities of companies with market capitalizations over $1 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

NetNet Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing primarily in companies engaged in the Intranet and Internet related business. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that are engaged in research, design, development, manufacturing or engaged to a significant extent in the business of distributing products, processes or services for use with Internet or Intranet related businesses.

Real Estate Equity Investment Fund
The Fund's goal is to provide both capital appreciation and current income. The Fund pursues its goal by investing at least 65% of its total assets in equity securities of U.S. companies which are principally engaged in the real estate industry.

Small-Cap Value Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of small capitalization companies having market capitalizations within the range of the companies in the Russell 2000 Index. The advisor will concentrate on companies that it believes are undervalued.

Small Company Growth Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies with market capitalizations below $1.5 billion.

Framlington Emerging Markets Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of companies in emerging market countries, as defined by the World Bank, the International Finance Corporation, the United Nations or the European Bank for Reconstruction and Development. It may also invest in foreign securities of companies located in countries with mature markets.

Framlington Global Financial Services Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of U.S. and foreign companies which are principally engaged in the financial services industry and companies providing services primarily within the financial services industry. The Fund focuses specifically on companies which are likely to benefit from growth or consolidation in the financial services industry. The Fund may invest in securities of companies located in countries with mature markets and in those with emerging markets.

Framlington Healthcare Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing in equity securities of companies providing healthcare and medical services and products worldwide. Currently, most of these companies are located in the United States. The Fund's investments may include foreign securities of companies located in countries with mature markets and in those with emerging markets.

Framlington International Growth Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of issuers located in at least three foreign countries. The Fund may invest in companies located in countries with mature markets and in those with emerging markets.

Money Market Funds

Cash Investment Fund
The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund pursues its goal by investing in a broad range of U.S. dollar-denominated money market instruments. The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

Institutional Money Market Fund
The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund pursues its goal by investing in a broad range of U.S. dollar-denominated money market instruments. The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

U.S. Treasury Money Market Fund
The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.
The Fund pursues its goal by investing its assets solely in short-term bills and notes, issued by the U.S. Treasury (including "stripped" securities) and in repurchase agreements relating to such obligations. The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

Principal Investment Strategies and Risks

Foreign Investment Risk. Certain underlying funds may invest in foreign securities. Foreign securities include investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. EDRs and GDRs are receipts issued by non-U.S. financial institutions that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and are generally denominated in a foreign currency.

  Special Risks. Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

  Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

  Currency exchange rates may fluctuate significantly over short periods of time causing an underlying fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that an underlying fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The underlying funds' respective net currency positions may expose them to risks independent of their securities positions.

  Additional risks are involved when investing in countries with emerging economies or securities markets. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and may have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, an underlying fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.

  A further risk of investing in foreign securities is the risk that an underlying fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world capital markets and affect European capital markets in particular.

Investments in Financial Services Companies by Framlington Global Financial Services Fund. Financial services companies are subject to extensive governmental regulation which may limit both the financial commitments they can make, and the interest rates and fees they can charge. Insurance companies may be subject to severe price competition.

Investments in the Healthcare Industry by Framlington Healthcare Fund. The Framlington Healthcare Fund will invest most of its assets in the healthcare industry, which is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures.

Investments in the Real Estate Industry by Real Estate Equity Investment
Fund. The Real Estate Equity Investment Fund will invest primarily in the real estate industry and may invest more than 25% of its assets in any one sector of the real estate industry. As a result, the Real Estate Equity Investment Fund will be particularly vulnerable to declines in real estate prices and new construction rates.

Investments by the NetNet Fund. The NetNet Fund will invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

Investments in the Technology Industry by Future Technology Fund. The Future Technology Fund will invest most of its assets in the technology industry, which is particularly affected by rapidly changing technology product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Short-Term Trading. The underlying funds may engage in short-term trading, including initial public offerings.

  Special Risks. A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which could detract from a Fund's performance.

Defensive Investing. The Fund and each underlying fund (except the Institutional S&P 500 Index Equity Fund) may invest all or any portion of its assets in short-term obligations as a temporary defensive measure in response to adverse market or economic conditions.

  Special Risks. If the Fund or one or more underlying funds adopts a defensive strategy, the Fund may not achieve its investment objective.

Other Investment Strategies and Risks Of The Fund And Underlying Funds

Borrowing and Reverse Repurchase Agreements. The Fund and underlying funds can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by a Fund (or underlying fund) subject to the Fund's (or underlying fund) agreement to repurchase them at a mutually agreed upon date and price (including interest).

  Investment Strategy. The Fund (or underlying fund) may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy which can be changed only by shareholders.

  Special Risks. Borrowings and reverse repurchase agreements by the Fund (or underlying fund) may involve leveraging. If the securities held by the Fund (or underlying fund) decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (or underlying fund) (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund (or underlying fund) will decline below the price the Fund (or underlying fund) is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund (or underlying fund).

Derivative Risk. Some underlying funds may purchase certain "derivative" instruments. Derivatives are financial contracts whose value is based on any underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts options on futures contracts, options, forward currency contracts and structured debt obligations (including collateralized mortgage obligations and other types of asset-backed securities, "stripped" securities and various floating rate instruments).

  Investment Strategy. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The underlying funds may, but are not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The underlying funds will not use derivatives for speculative purposes.

  Special Risks. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities;
  (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movement in an instrument can result in a loss substantially greater that the Funds initial nvestment in that instrument (in some leases, the potential loss is unlimited);
  (6) particularly in the case of privately negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off that if it had not entered into the position: and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

Forward Currency Exchange Contracts. A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.

  Investment Strategy. Forward currency exchange contracts may be used for hedging purposes and to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the advisor or sub-advisor, and no underlying fund is required to hedge its foreign currency positions.

  Special Risks. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of an underlying fund's foreign holdings increases because of currency fluctuations.

Futures Contracts and Related Options. A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. When an underlying fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When an underlying fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

  Investment Strategy. The underlying funds may invest in futures contracts and options on futures contracts on domestic or foreign exchanges or boards of trade. These instruments may be used for hedging purposes, to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends, or to minimize trading costs.

  An underlying fund will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of the underlying fund's total assets.

  Special Risks. Futures contracts and related options present the following risks: imperfect correlation between the change in market value of an underlying fund's securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements, which are potentially unlimited; and the possible inability of the advisor or sub-advisor to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.

Illiquid Securities. Illiquid securities include private placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market.

  Investment Strategy. Each underlying fund may invest up to 15% of its net assets in securities that are illiquid.

  Special Risks. To the extent that an underlying fund invests in illiquid securities, the underlying fund risks not being able to sell the securities at the time and the price that it would like. The underlying fund may have to lower the price, sell substitute securities or forego an investment opportunity, each of which may cause a loss to the underlying fund.

Options. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option.

  Investment Strategy. The underlying funds may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging purposes. Options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies.

  Special Risks. The value of options can be highly volatile, and their use can result in loss if the advisor or sub-advisor is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the advisor or sub-advisor to predict future price fluctuations and the degree of correlation between the options and securities markets.

Securities Lending. In order to generate additional income, each underlying fund may lend securities on a short-term basis to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the underlying fund could realize additional income gains or losses.

  Investment Strategy. Securities lending may represent no more than 25% of the value of an underlying fund's total assets (including the loan collateral).

  Special Risks. The main risk when lending securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the underlying fund could lose money.

Temporary Investments. Short-term obligations refer to U.S. Government securities, high-quality money market instruments and repurchase agreements with maturities of 13 months or less. Generally, these obligations are purchased to provide stability and liquidity to the Fund or underlying fund.

  Investment Strategy. The Fund or underlying fund may invest a portion of its assets in short-term obligations pending investment or to meet anticipated redemption requests.

  Special Risks. The Fund or underlying fund may not achieve its investment objective when its asset are invested in short-term obligations.

Variable and Floating Rate Instruments. Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include variable amount master demand notes.

  Special Risks. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when an underlying fund is not entitled to exercise its demand rights. As a result, the underlying fund could suffer a loss with respect to these instruments.

Disclaimers
Disclaimers. The Institutional S&P 500 Index Equity Fund is not sponsored, endorsed, sold or promoted by S&P, nor does S&P guarantee the accuracy and/or completeness of the S&P 500(R) Index or any data included therein. S&P makes no warranty, express or implied, as to the results to be obtained by the Fund, owners of the Fund, any person or any entity from the use of the S&P 500(R) Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the S&P(R) Index or any data included therein.

Your Investment
--------------------------------------------------------------------------------

This section describes how to do business with the Fund.

How To Reach The Fund

By telephone: 1-800-438-5789
           Call for account information.

By mail:The Munder Funds
c/o PFPC Global Fund Services
P.O. Box 60428
King of Prussia, PA 19406-0428

Purchasing Shares

Who May Purchase Shares
The following persons may purchase shares of the Fund:

  . fiduciary and discretionary accounts of institutions;

  . institutional investors (including: banks; savings institutions; credit unions and other financial institutions; pension, profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisers, broker-dealers and financial advisors acting for their own accounts or for the accounts of their clients);

  . directors, trustees, officers and employees of the Munder Funds, the advisor and the Funds' distributor;

  . the advisor's investment advisory clients; and

  . family members of employees of the advisor.

The Fund also issues other classes of shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain more information about the Fund's other classes of shares.

Purchase Price of Shares
Class Y shares of the Fund are sold at the NAV next determined after a purchase order is received in proper form.

Broker-dealers or financial advisors (other than the Fund's distributor) may charge you a fee for shares you purchase through them.

Policies for Purchasing Shares

Minimum initial investment
The minimum initial investment by fiduciary and discretionary accounts of institutions and by institutional investors is $5,000. Other investors are not subject to any minimum.

There is no minimum for subsequent investments.

Timing of orders
Purchase orders must be received by the Fund's distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time).

Methods for Purchasing Shares
You can purchase Class Y shares through the Fund's transfer agent or through the Fund's distributor through arrangements with a broker-dealer, financial advisor or financial institution.

 . Through a Financial Institution. You may purchase shares through a financial institution through procedures established with that institution. Confirmations of share purchases will be sent to the institution.

 . By Mail. You may open an account directly through the Fund's transfer agent by completing, signing and mailing an account application form and a check or other negotiable bank draft (payable to The Munder Funds) to: The Munder Funds, c/o PFPC Gobal Fund Services, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. You can obtain an account application form by calling (800) 438-5789. For additional investments, send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above. We do not accept third-party checks.

 . By Wire. You may make additional investments in the Funds by wire. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

  Boston Safe Deposit and Trust Company
  Boston, MA
  ABA# 011001234
  DDA# 16-798-3
  Account No.:

 Note that banks may charge fees for transmitting wires.

 . You may purchase shares through the Automatic Investment Plan.

Exchanging Shares

Policies for Exchanging Shares

 . You may exchange your Fund shares for Class Y shares of other Munder Funds based on their relative net asset values.

 . You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

 . A share exchange may be a taxable event and, accordingly, you may realize a taxable gain or loss.

 . Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker or the Munder Funds at (800) 438-5789.

 . Brokers or financial advisors may charge you a fee for handling exchanges.

 . We may modify or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form.

Methods for Redeeming Shares

 . You may redeem shares of all Funds through your broker-dealer, financial advisor or financial institution.

Policies for Redeeming Shares

 . Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

 . If we receive a redemption order for a Fund before 4:00 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the next business day.

Additional Policies For Purchases, Exchanges And Redemptions

 . We consider requests to be in "proper form" when all required documents are properly completed, signed and received.

 . The Fund reserves the right to reject any purchase order.

 . At any time, the Fund may change any of its purchase, redemption or exchange practices, and may suspend the sale of its shares.

 . The Fund may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

 . To limit the Fund's expenses, we no longer issue share certificates.

 . We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

 . The Fund may temporarily stop redeeming shares if:

 . the New York Stock Exchange is closed;

 . trading on the New York Stock Exchange is restricted;

 . an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

 . the Securities and Exchange Commission orders the Fund to suspend redemptions.

 . If accepted by the Fund, investors may purchase shares of that Fund with securities which the Fund may hold. The advisor will determine if the securities are consistent with the Fund objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Fund at (800) 438-5789 for more information.

 . The Fund reserves the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

 . We record all telephone calls for your protection and take measures to identify the caller. As long as the Fund's transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Fund, the Fund's distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

 . We may redeem your account if its value falls below $250 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

 . If you purchased shares directly through the Fund's transfer agent, the transfer agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. Confirmations of transactions effected through an institution will be sent to the institution.

 . Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

Shareholder Privileges

Automatic Investment Plan (AIP). Under the AIP you may arrange for periodic investments in the Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP application form or call the Fund at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

Pricing Of Fund Shares
--------------------------------------------------------------------------------

The Fund's NAV is calculated on each day the New York Stock Exchange is open.

The Fund calculates NAV as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time). If the New York Stock Exchange closes early, the Fund will accelerate calculation of NAV and transaction deadlines to that time.

The NAV of each underlying fund is generally based on the market value of the securities held in the underlying fund. If market values are not available, the fair value of securities is determined in good faith by, or using procedures approved by, the boards of directors/trustees of the underlying funds.

Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange. An underlying fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the underlying funds' boards of directors/trustees.

Distributions
--------------------------------------------------------------------------------
As a shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund pays dividends, if any, at least annually.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

The Fund will pay distributions in additional shares of the same class of that Fund. If you wish to receive distributions in cash, either, indicate this request on your account application form or notify the Fund at (800) 438-5789.

Federal Tax Considerations
--------------------------------------------------------------------------------
Investments in the Fund may have tax consequences that you should consider.
This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax adviser about your own particular tax situation.

Taxes On Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Taxes On Sales Or Exchanges

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale or an exchange will result in a taxable gain.

Other Considerations

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares then receive back a portion of the money you just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

Management
--------------------------------------------------------------------------------

Investment Advisor

Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of each Fund and each underlying fund except Institutional S&P 500 Index Equity Fund and International Equity Fund. The advisors provide overall investment management for the Funds. As of March 31, 2000, MCM and its affiliates had approximately $62 billion in assets under management, of which $34 billion were invested in equity securities, $7 billion were invested in money market or other short-term instruments, $6 billion were invested in other fixed income securities, $3 billion were invested in balanced investments and $7 billion in non-discretionary assets.

World Asset Management ("World"), 255 East Brown Street, Birmingham, Michigan 48009, is the investment advisor of Institutional S&P 500 Index Equity Fund and International Equity Fund. World is a wholly-owned subsidiary of the advisor. As of March 31, 2000, World had approximately $22.7 billion in assets under management, of which $17.6 billion were invested in domestic equity securities, $4.5 billion were invested in international equity securities and $600 million were invested in other fixed income securities.

Framlington Overseas Investment Management Limited, an affiliate of the advisor, is the sub-advisor of the Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund and Framlington International Growth Fund.

The advisor may, from time to time, make payments to banks, broker-dealers, financial advisors or other financial institutions for certain services to the Fund and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The advisor may make such payments out of its own resources and there are no additional costs to the Fund or its shareholders.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Fund for providing shareholder services to its customers who own shares of the Fund.

Portfolio Managers

A committee of professional portfolio managers employed by MCM makes investment decisions for the Fund.

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help shareholders understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual reports of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 1999 is unaudited, is included in the semi-annual report of the Fund, and is incorporated by reference into the Statement of Additional Information. You may obtain the semi-annual and annual reports without charge by calling (800) 438-5789.

                                        Munder Fund of Funds(a)
                                 --------------------------------------------
                                   Period
                                    Ended       Year                  Period
                                  12/31/99      Ended      Year Ended  Ended
                                 (Unaudited)   6/30/99     6/30/98(d) 6/30/97
                                 -----------   -------     ---------- -------
Net asset value, beginning of
 period........................    $ 13.19     $ 12.57      $ 11.35   $10.00
                                   -------     -------      -------   ------
Income from investment opera-
 tions:
Net investment income..........       0.05        0.10         0.05     0.01
Net realized and unrealized
 gain on investments...........       1.71        0.71         1.61     1.34
                                   -------     -------      -------   ------
Total from investment opera-
 tions.........................       1.76        0.81         1.66     1.35
                                   -------     -------      -------   ------
Less distributions:
Dividends from net investment
 income........................      (0.23)      (0.10)       (0.04)      --
Distributions in excess of net
 investment income.............         --       (0.00)(c)       --       --
Distributions from net realized
 capital gains.................      (0.30)      (0.09)       (0.36)      --
Distributions in excess of net
 realized gains................         --          --        (0.04)      --
                                   -------     -------      -------   ------
Total distributions............      (0.53)      (0.19)       (0.44)      --
                                   -------     -------      -------   ------
Net asset value, end of period.    $ 14.42     $ 13.19      $ 12.57   $11.35
                                   =======     =======      =======   ======
Total return(c)................      13.66%       6.63%       15.04%   13.50%
                                   =======     =======      =======   ======
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's)........................    $66,720     $59,236      $58,780   $1,483
Ratio of operating expenses to
 average net assets............       0.36%(b)    0.36%        0.58%    0.55%(b)
Ratio of net investment income
 to average net assets.........       0.77%(b)    0.41%        0.39%    1.08%(b)
Portfolio turnover rate........         24%         73%          55%       3%
Ratio of operating expenses to
 average net assets without
 expenses reimbursed...........       0.61%(b)    0.63%        0.76%   14.30%(b)

--------
(a) The Munder Fund of Funds (formerly Munder All-Season Aggressive Fund) Class Y Shares commenced operations on April 3, 1997.
(b) Annualized.
(c) Total return represents aggregate total return for the period indicated.
(d) Per share numbers have been calculated using the average shares method.
(e) Amount represents less than $0.01 per share.

More information about the Fund is available free upon request, including the following:

Annual/Semi-Annual Reports

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. In addition, you will also receive updated prospectuses or supplements to this prospectus. In order to eliminate duplicate mailings, the Fund will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

Statement Of Additional Information

Provides more details about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).

To Obtain Information:
--------------------------------------------------------------------------------

  By telephone
  1-800-438-5789

  By mail
  Write to:
  The Munder Funds
  c/o PFPC Global Fund Services
  P.O. Box 60428
  King of Prussia, PA 19406-0428

  On the Internet
  Text-only versions of fund documents can be viewed online or downloaded from:
    Securities and Exchange Commission
    http://www.sec.gov

  You can also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (phone 1-202-942-8090) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102. You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov

  You may also find more information about the Fund on the Internet at: http://www.munderfunds.com
--------------------------------------------------------------------------------

The Munder Funds, Inc.
SEC file number: 811-7346

PROMFFY600
Investment Advisor: Munder Capital Management
Distributor: Funds Distributor, Inc.

Application
for new accounts                                                [LOGO]

                                   Class Y &
                                   K shares

PLEASE MAIL YOUR COMPLETE
APPLICATION (printed or typed)
ALONG WITH YOUR CHECK TO:

        The Munder Funds
        c/o PFPC Global Fund Services
        P.O. Box 60428
        King of Prussia, PA 19406-0428

If you have questions regarding this application, please telephone the Transfer Agent at 1.800.438.5789

[ ]  New Account     [ ]  Change to an Existing Account ______________________

                           1.  ACCOUNT REGISTRATION

-------------------------------------------------------------------------------
Name                                    Social Security Number

-------------------------------------------------------------------------------
Joint Owner (if any)            (If Joint Tenancy, use Social Security Number
                                 of first joint owner)
OR

Uniform Transfer to Minor:
                                             for:
-------------------------------------------------------------------------------
Custodian Name (one custodian only)          Minor's Name (one minor only)


-------------------------------------------------------------------------------
State (Custodian's State of Residence)       Minor's Social Security Number

OR

[ ]  Trust    [ ]  Corporation    [ ]  Other (please specify)
                                                             ------------------

-------------------------------------------------------------------------------
Trust/Corporation Name


-------------------------------------------------------------------------------
Trust Date                                    Trust Identification Number


                             2.  MAILING  ADDRESS
     (address for reports, dividends, statements and redemption proceeds)

-------------------------------------------------------------------------------
Street                                                          Apt.

-------------------------------------------------------------------------------
City                  State         Zip Code               Telephone Number


Non-Resident Alien:   [ ] Yes   [ ] No   If Yes, Country of Residence

                             3. INITIAL INVESTMENT

Minimum investment for Class Y of $500,000. Please be sure to read the prospectus carefully before investing or sending money. You may request an additional prospectus by calling 1.800.438.5789.



NAME OF MUNDER FUND                              Fund Code       Class Y     Class K     Investment Amount
                                                                   000         100
                                                                   ---         ---
[ ] Munder Fund of Funds                            52             [ ]         [ ]       $
                                                                                          -----------------
[ ] Munder Balanced Fund                            14             [ ]         [ ]       $
                                                                                          -----------------
[ ] Munder Focus Growth Fund                        28             [ ]         [ ]       $
                                                                                          -----------------
[ ] Munder Future Technology Fund                   33             [ ]         N/A       $
                                                                                          -----------------
[ ] Munder Equity Income Fund                       18             [ ]         [ ]       $
                                                                                          -----------------
[ ] Munder Growth Opportunities Fund                32             [ ]         [ ]       $
                                                                                          -----------------
[ ] Munder Index 500 Fund                           06             [ ]         [ ]       $
                                                                                          -----------------
[ ] Munder International Equity Fund                07             [ ]         [ ]       $
                                                                                          -----------------
[ ] Munder International NetNet Fund                               [ ]         [ ]       $
                                                                                          -----------------
[ ] Munder Micro-Cap Equity Fund                    29             [ ]         [ ]       $
                                                                                          -----------------
[ ] Munder Multi-Season Growth Fund                 20             [ ]         [ ]       $
                                                                                          -----------------
[ ] Munder NetNet Fund                              26             [ ]         [ ]       $
                                                                                          -----------------
[ ] Munder Real Estate Equity Investment Fund       21             [ ]         [ ]       $
    ($250,000 minimum investment for Class Y)                                             -----------------
[ ] Munder Small-Cap Value Fund                     30             [ ]         [ ]       $
                                                                                          -----------------
[ ] Munder Small Company Growth Fund                05             [ ]         [ ]       $
                                                                                          -----------------
[ ] Munder Framlington Emerging Mrkts. Fund         81             [ ]         [ ]       $
                                                                                          -----------------
[ ] Munder Framlington Global Fin'l Srvcs Fund      83             [ ]         [ ]       $
                                                                                          -----------------
[ ] Munder Framlington Healthcare Fund              82             [ ]         [ ]       $
                                                                                          -----------------
[ ] Munder Framlington Int'l. Growth Fund           80             [ ]         [ ]       $
                                                                                          -----------------
[ ] Munder Bond Fund                                09             [ ]         [ ]       $
                                                                                          -----------------
[ ] Munder Intermediate Bond Fund                   08             [ ]         [ ]       $
                                                                                          -----------------
[ ] Munder International Bond Fund                  25             [ ]         [ ]       $
                                                                                          -----------------
[ ] Munder Michigan Tax-Free Bond Fund              16             [ ]         [ ]       $
                                                                                          -----------------
[ ] Munder Tax-Free Bond Fund                       17             [ ]         [ ]       $
                                                                                          -----------------
[ ] Munder Tax-Free Short-Intrmd. Bond Fund         12             [ ]         [ ]       $
                                                                                          -----------------
[ ] Munder U.S. Government Income Fund              19             [ ]         [ ]       $
                                                                                          -----------------
[ ] Munder Cash Investment Fund                     01             [ ]         [ ]       $
                                                                                          -----------------
[ ] Money Market Fund                               22             [ ]         N/A       $
                                                                                          -----------------
[ ] Munder Tax-Free Money Market Fund               02             [ ]         [ ]       $
                                                                                          -----------------
[ ] Munder U.S. Treasury Money Market Fund          03             [ ]         [ ]       $
                                                                                          -----------------
[ ] Other Munder Fund
                     --------------------------                    [ ]         [ ]       $
                                                                                          -----------------
                                                           Total Amount Invested         $
                                                                                          -----------------
[ ] By Check (Payable to The Munder Funds)
[ ] By Wire. Account Number: _____________________________ (Account number assigned by Bank from which assets were wired.)

                            4.  DEALER INFORMATION

FOR DEALER USE ONLY
We hereby authorize PFPC Global Fund Services to act as our agent in connection with transactions authorized by this Application and agree to notify PFPC Global Fund Services of any purchase made under a Letter of Intent or Right of Accumulation.


-------------------------------------------------------------------------------
Dealer's Name                        Main Office Address


-------------------------------------------------------------------------------
Representative's Name                Branch #             Rep #


-------------------------------------------------------------------------------
Branch Address                                            Telephone #


-------------------------------------------------------------------------------
Authorized Signature of Dealer                            Title



                            5.  DISTRIBUTION OPTION


DIVIDENDS                                 CAPITAL GAINS
[ ] A. Reinvest in additional shares.     [ ] A. Reinvest in additional shares.
[ ] B. Pay in Cash by Check               [ ] B. Pay in Cash by Check
[ ] C. Pay in Cash by Electronic Funds    [ ] C. Pay in Cash by Electronic Funds

         Transfer to my Bank                         Transfer to my Bank
Fill out banking information in Section 8     Fill out banking information in
                                              Section 8


                   6.  AUTOMATIC INVESTMENT PLAN (Optional)


[ ] YES, I(We) wish to participate in the Automatic Investment Plan (AIP), and authorize PFPC Global Fund Services, The Munder Funds' transfer agent to perform the following:

Amount to invest $_________($50 minimum) [ ] Monthly or [ ] Quarterly [ ] 5th or the [ ] 20th of the month


-------------------------------------------------------------------------------
Name of Fund                            Percentage (equal if not indicated)


-------------------------------------------------------------------------------
Name of Fund                            Percentage (equal if not indicated)


  Fill out banking information in Section 8


                 7.  TELEPHONE REDEMPTION & EXCHANGE AGREEMENT

Please check the box if you want this option.
[ ] I(We) authorize PFPC Global Fund Services to act upon instructions received by telephone from me(us) to redeem or to exchange shares of The Munder Funds.
     1. I(We) relieve the Funds or PFPC Global Fund Services of any liability for the loss, cost or expense for acting upon such instructions reasonably believed to be from me(us).
     2. I(We) assume responsibility for notifying the Funds within seven (7) business days if a confirmation for the transaction is not received or is incorrect.
     3. If an exchange involves an initial investment into a Fund, the account registration will carry the same registration as set forth above.
     4. An exchange deemed to be the initial purchase of a Fund must meet the minimum initial investment requirement of $500,000 for Class Y shares ($250,000 for Real Estate Equity Fund Class Y shares) unless the shareholder is establishing an Automatic Investment Plan.
     5. Redemption proceeds will be sent only to my account address of record or banking wire instructions as established in Section 8.


-------------------------------------------------------------------------------
Name                                              Name
      Fill out banking information in Section 8

                            8.  BANKING INFORMATION


-------------------------------------------------------------------------------
Bank Name                   Address         [ ] Checking    [ ] Savings Account



-------------------------------------------------------------------------------
ABA Number (Bank Routing Number)          Account Number


-------------------------------------------------------------------------------
Bank Account Registration


[ ] Check if Section 5 (Distribution Option), "Choice C" was completed. I(We) authorize The Munder Funds to deposit distributions into the account indicated above.

[ ]  Check if Section 6 (Automatic Investment Plan), was completed.
Please note that your bank will clear and process each bank draft and will include it with your regular statements. However, acceptan ce of this authorization in conditional upon approval of your authorization by your bank, which will allow PFPC Global Fund Services, the transfer agent of The Munder Funds, to act as your agent with regard to the Automatic Investment Plan (AIP). The AIP will autom atically terminate without notice if any bank draft in not paid upon presentation by PFPC Global Fund Services, to your bank. The AIP may be modified or terminated at any time, upon thirty (30)-days written notice.

[ ]  Check if Section 7 (Telephone Redemption), was completed.
I(We) authorize The Munder Funds to send by Fed wire redemption proceeds to the account indicated above.

For the purposes of verifying my account number, I have enclosed a blank check or deposit slip marked "VOID" and have signed the authorization below.


-------------------------------------------------------------------------------
Signature of Depositor    Date     Signature of Joint Depositor (if any)   Date


                 Please Staple Void Check or Deposit Slip Here


                             [ART WORK GOES HERE]

                    9.  CHECKWRITING PRIVILEGES (Optional)


If you are opening an account for any of The Munder Income and/or Money Market Funds, you are entitled to the checkwriting option. Redemption checks may be written for amounts of $500 or more. To obtain checks, please complete the signature card below. All persons named in the Account Registration in Section
1 must sign the signature card. For Corporate, Trust or Partnership accounts, only authorized signers must sign. By signing this signature card, you agree to be subject to the customary rules and regulations governing checking accounts, as well as instructions and rules of the Fund now in effect, and as amended from time to time, that pertain to the use of redemption checks.

Please fill out the following Signature Card to be eligible for Checkwriting and indicate the Fund(s) for which you are requesting this service:


-------------------------------------------------------------------------------
Fund(s)


-------------------------------------------------------------------------------
Fund(s)
Authorized Signatures (exactly as it appears in Part 1 of the Application):


-------------------------------------------------------------------------------
Print Name                             Signature


-------------------------------------------------------------------------------
Print Name                             Signature


-------------------------------------------------------------------------------
Print Name                             Signature

Check here if more than one signature is required per check:
                                                   [ ] 2   [ ] 3  [ ] Other:

              10.  AUTHORIZATIONS, CERTIFICATIONS AND SIGNATURES


By signing the application, I(we) hereby certify under the penalty of perjury that the information on this application is true, complete and correct and that:

I(We) understand that this order is subject to acceptance by The Munder Funds.

I(We) agree that The Munder Funds, Funds Distributor, Inc., PFPC Global Fund Services, Munder Capital Management or any of its affiliates, officers, directors or employees will not be liable for any loss, expense or cost for acting upon instructions or inquiries reasonably believed to be genuine. Shares of the Funds are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Funds involves investment risks, including the possible loss of principal.

I(We) represent that I am (we are) of legal age and capacity and have read the Prospectus(es) for The Munder Funds selected, and agree to its (their) terms. PFPC Global Fund Services is hereby appointed agent to receive dividends and distributions for automatic reinvestment unless otherwise directed in Section 5.


-------------------------------------------------------------------------------
Taxpayer Identification Number      Name of Taxpayer Whose Number Appears Above

Taxpayer Identification:

I (the Investor) certify under penalties of perjury that:

(1) The Social Security Number or taxpayer identification number shown above is correct and may be used for and custodial or trust account opened for me by The Munder Funds, and

(2)  I (the Investor) am not subject to backup withholding because:

     (a)  I am exempt from Backup Withholding

     (b) I have not been notified by the Internal Revenue Service ("IRS") that I am, as a result of failure to report all interest or dividends, or

     (c) the IRS has notified me that I am no longer subject to backup withholding.

The certification in this paragraph is required from all non-exempt persons to prevent backup withholding of 31% of all taxable distributions and gross redemption proceeds under the Federal income tax law.

[ ] Check here if you are subject to backup withholding or have not received a notice from the IRS advising you that backup withholding has been terminated.

Authorization:


-------------------------------------------------------------------------------
Signature of Owner      Date    Name


-------------------------------------------------------------------------------
Signature of Owner      Date    Name

I am eligible for class y or class k shares because i certify that i am a/an (must be filled out):

[ ] Investment Advisory client of Munder Capital Management
                                                           --------------------
                                                            Portfolio Manager

[ ] Current director, trustee, officer or employee of Munder Capital Management, the Fund or the Distributor; or

[ ] A family member of the above
                                 ----------------------------------------------
                                 Name of Munder Contact            Relationship

[ ] "Institutional investor" as defined in the prospectus

[ ] Customer of a financial institution that has entered into a shareholder service agreement with the Munder Funds


-------------------------------------------------------------------------------
        Institution                                  Advisor's Name

[ ] Other - please explain
                           ----------------------------------------------------

-------------------------------------------------------------------------------

I also certify that this purchase is for personal investment purposes and the shares acquired hereunder shall not be resold except through redemption by the Fund.

This purchase is being made for myself as outlined in the Fund's prospectus. I agree to notify you in writing of any change in the forgoing and agree not to purchase additional fund shares at net asset value unless I am entitled to do so under the Fund's prospectus. I understand that the privilege to purchase fund shares at a net asset value may be modified or terminated at any time.

I (we) understand that this order is subject to acceptance by The Munder Funds.

Please sign below exactly as the account is to be registered. Corporation, etc. indicate titles:

-------------------------------------------------------------------------------
Signature of Owner                  Date               Name


-------------------------------------------------------------------------------
Signature of Owner                  Date               Name


-------------------------------------------------------------------------------
Munder Funds Approval (required)                       Date



-------------------------------------------------------------------------------
Shares of The Munder Funds are not deposits or obligations of, or guaranteed or endorsed by any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain investment risks, including the possible loss of principal.
-------------------------------------------------------------------------------

Distributor: Funds Distributor, Inc.                                   APPYK00

[LOGO]
  THE
MUNDER
  FUNDS

Investments
  for all seasons

                                                              CLASS A & B SHARES



                                                                      Prospectus
                                                                   June 29, 2000
                                             Munder All-Season Conservative Fund
                                                 Munder All-Season Moderate Fund


                                    As with all mutual funds, the Securities and
                                         Exchange Commission has not approved or
                                disapproved these securities nor passed upon the
                                  accuracy or adequacy of this prospectus. It is
                                          a criminal offense to state otherwise.

Table Of Contents

 2   Risk/Return Summary
 8   Who May Want To Invest
 9   Fees And Expenses
 11  More About The Funds
 11  Glossary
 12  Asset Allocation Chart
 13  Description Of The Underlying funds
 15  Principal Investment Strategies And Risks
 17  Other Investment Strategies And Risks Of The Funds And Underlying Funds
 20  Disclaimers
 21  Your Investment
 21  How To Reach The Funds
 21  Purchasing Shares
 22  Exchanging Shares
 22  Redeeming Shares
 23  Additional Policies For Purchases, Exchanges And Redemptions
 24  Shareholder Privileges
 25  Distribution Arrangements
 25  Share Class Selection
 25  Applicable Sales Charge
 27  CDSC
 28  12b-1 Fees
 28  Other Information
 29  Pricing of Fund Shares
 29  Distributions
 30  Federal Tax Considerations
 30  Taxes On Distributions
 30  Taxes On Sales Or Exchanges
 30  Other Considerations
 31  Management
 31  Investment Advisor
 31  Portfolio Managers
 32  Financial Highlights

Back Cover For Additional Information

Risk/Return Summary
--------------------------------------------------------------------------------

This Risk/Return Summary briefly describes the goals and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on these and the Funds' other investment strategies and risks, please read the section entitled "More About the Funds." Certain terms used in this prospectus are defined in the Glossary.

 Fund of Funds

 Each Fund is a fund of funds,
 which means that it invests almost
 all of its assets in other mutual
 funds, rather than in individual
 securities. Each Fund invests its
 assets in a variety of other
 Munder Funds, referred to as
 "underlying funds."

 The risks of investing in the
 Funds are dependent on which
 underlying funds the Funds invest
 in, and to what extent. In
 addition, the investment
 performance of each Fund is
 directly related to the
 performance of the underlying
 funds in which it invests.


 Investment Approach of the Underlying Funds

 . The underlying equity funds
   represented in each Fund vary
   from growth to value styles of
   investing, from larger to
   smaller company stocks and from
   domestic to international
   equities.

 . The underlying fixed income
   funds reflect the advisor's core
   fixed income philosophy:
   interest rate relationships,
   sector weightings and credit
   analysis. Some exposure to
   international bonds may also be
   included.


Conservative Fund

Goal

The Fund's goal is to provide current income with capital appreciation as a secondary objective.

Principal Investment Strategies

As a fund of funds, the Fund pursues its goal by investing a majority of its assets in underlying funds that invest primarily in fixed income securities.

The Fund may also invest a portion of its assets in underlying funds that invest primarily in equity securities or money market instruments.

The advisor may periodically adjust the Fund's asset allocation among underlying funds in response to changing economic and market conditions. The typical allocation is expected to be: 70% Fixed Income Funds, 25% Equity Funds and 5% Money Market Funds.

The Fund's indirect fixed income holdings are a mix of short-, intermediate- and long-term U.S. government securities, mortgage and other asset-backed securities, stripped securities and obligations of state, local and foreign issuers. The average maturity will range from three to 15 years and the portfolios' holdings will be rated investment grade or better or if unrated are of comparable quality. The Fund's indirect, stock holdings will be a combination of large-cap, mid-cap and small-cap U.S. stocks as well as foreign stocks.

In the "More About the Funds" section, you will find a description of the underlying funds and a chart showing the percentage of its assets that the Fund may invest in each underlying fund.

Principal Risks

All investments have some degree of risk which will affect the value of a portfolio's investment, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Among the principal risks of investing in the Fund are:

 . Interest Rate Risk. Increases in prevailing interest rates will cause fixed-income securities held by an underlying fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the underlying fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the underlying fund to sell.

 . Prepayment Risk. The fund may experience losses when an issuer exercises its right to pay principal on an obligation held by an underlying fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the underlying fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

Because the mix of underlying funds held by the Fund can change from time to time, the Fund may be subject to the following additional principal risks at various times:

 . Stock Market Risk. The value of the securities in which a Fund invests may decline in response to general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of a Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Foreign Securities Risk. Investments by an underlying fund in foreign securities may experience greater and more rapid changes in value than U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Currency Risk. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of an underlying fund's portfolio securities denominated in those currencies.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may have more risks than those of larger companies. Small or medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of an underlying fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

 . Sector Risk. Certain underlying funds may concentrate its investments in a particular industry sector. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the underlying fund's investments.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

The annual returns in the bar chart
are for the Fund's Class B Shares
and do not reflect sales loads. If
sales loads were reflected, returns
would be less than those shown.

                         Average Annual Total Returns
                         (for the periods ended December 31, 1999)
                                          ----------------------------------------
                                                                         Since
                                                    1 Year             Inception*
                                          ----------------------------------------
                         Class A                    (3.73)%              (2.17)%
                         Class B                    (2.88)%               0.62%
                         Lehman Brothers Int.
                         Gov't/Corp. Index**         0.39%                4.10%***
                           Class B                                        2.18%***

                                          --------
                                          *The inception dates for Class A and
                                             Class B shares are 3/13/98 and
                                             1/14/98, respectively.
                                          **The Lehman Brothers Intermediate
                                             Government/Corporate Bond Index
                                             is a weighted composite of (i)
                                             Lehman Brothers Intermediate
                                             Government Bond Index, which is
                                             comprised of all publicly issued,
                                             non-convertible debt of the U.S.
                                             Government or any agency thereof,
                                             quasi-federal corporations and
                                             corporate debt guaranteed by the
                                             U.S. Government with a maturity
                                             between one and ten years and
                                             (ii) Lehman Brothers Corporate
                                             Bond Index, which is comprised of
                                             all public fixed-rate, non-
                                             convertible investment-grade
                                             domestic corporate debt,
                                             excluding collaterized mortgage
                                             obligations.
                                          ***Index return from 3/31/97 for
                                             Class A shares and 1/31/98 for
                                             Class B shares.

                                          The average annual total returns
                                          reflect imposition of the maximum
                                          front-end or contingent deferred
                                          sales charge and conversion of Class
                                          B shares to Class A shares after the
                                          applicable period.

All-Season Conservative Fund Class B
Total Return
(per calendar year)
[Bar Chart]

1999:     2.09%

Year-to-date through March 31, 2000: 4.47%

Best Quarter:                          Q4 1999                                                4.34%
Worst Quarter:                         Q3 1999                                               (2.34%)

Moderate Fund

Goal

The Fund's goal is to provide high total return through both capital appreciation and current income.

Principal Investment Strategies

As a fund of funds, the Fund pursues its goal by investing a majority of its assets in underlying funds that invest primarily in equity securities and fixed income securities.

The Fund may also invest a small portion of its assets in underlying money market funds.

The advisor may periodically adjust the Fund's asset allocation among underlying funds in response to changing economic and market conditions. The typical allocation is expected to be: 60% Equity Funds, 35% Fixed Income Funds and 5% Money Market Funds.

The Fund's indirect stock holdings will be a mix of large-cap, mid-cap and small-cap U.S. stocks as well as foreign stocks. The Fund's indirect fixed income holdings are a combination of short-, intermediate- and long-term U.S. government securities, mortgage and other asset-backed securities, stripped securities and obligations of state, local and foreign issuers. The average maturity will range from three to 15 years and the portfolios' holdings will be rated investment grade or better or if unrated are of comparable quality.

In the "More About the Funds" section, you will find a description of the underlying funds and a chart showing the percentage of its assets that the Fund may invest in each underlying fund.

Principal Risks

All investments have some degree of risk which will affect the value of a portfolio's investment, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Among the principal risks of investing in the Fund are:

 . Stock Market Risk. The value of the securities in which a Fund invests may decline in response to general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of a Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Foreign Securities Risk. Investments by an underlying fund in foreign securities may experience greater and more rapid changes in value than U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Currency Risk. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of an underlying fund's portfolio securities denominated in those currencies.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may have more risks than those of larger companies. Small or medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of an underlying fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

 . Sector Risk. Certain underlying funds may concentrate its investments in a particular industry sector. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the underlying fund's investments.

Because the mix of underlying funds held by the Fund can change from time to time, the Fund may be subject to the following additional principal risks at various times:

 . Interest Rate Risk. Increases in prevailing interest rates will cause fixed-income securities held by an underlying fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the underlying fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the underlying fund to sell.

 . Prepayment Risk. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by an underlying fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the underlying fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

The annual returns in the bar chart       Average Annual Total Returns
are for the Fund's Class A Shares         (for the periods ended December 31,
and do not reflect sales loads. If        1999)
sales loads were reflected, returns
would be less than those shown.

                                          --------------------------------------
                                                                       Since
                                                             1 Year  Inception*
                                          --------------------------------------
                         Class A                              8.51%    13.12%
                         Class B                              9.12%     9.72%
                         60% S&P 500 Index/40% Lehman Gov't
                          Corp. Index**                      11.76%    21.05%***
                          Class B                                       7.98%***

                                           --------
                                          *  The inception dates for the Class
                                             A shares and Class B shares are
                                             4/4/97 and 1/14/98, respectively.
                                          ** Standard & Poor's Composite 500
                                             Index is an unmanaged index of
                                             common stock prices. The Lehman
                                             Brothers Government/Corporate
                                             Bond Index is a weighted
                                             composite of (i) Lehman Brothers
                                             Government Bond Index, which is
                                             comprised of all publicly issued,
                                             non-convertible debt of the U.S.
                                             Government or any agency thereof,
                                             quasi-federal corporations, and
                                             corporate debt guaranteed by the
                                             U.S. Government and (ii) Lehman
                                             Brothers Corporate Bond Index,
                                             which is comprised of all public
                                             fixed-rate, non-convertible
                                             investment-grade domestic
                                             corporate debt, excluding
                                             collateralized mortgage
                                             obligations.
                                          ***Index return from 3/31/97 for
                                             Class A shares and 1/31/98 for
                                             Class B shares.

                                          The average annual total returns
                                          reflect imposition of the maximum
                                          front-end or contingent deferred
                                          sales charge and conversion of Class
                                          B shares to Class A shares after the
                                          applicable period.
All-Season Moderate Fund Class A

Total Return
(per calendar year)
[BAR CHART]
1998      6.87%
1999     14.85%

Year-to-date through March 31, 2000:
9.66%

Best Quarter:                          Q 4 1999                                               14.70%
Worst Quarter:                         Q 3 1998                                               (9.74)%

Who May Want To Invest

The All-Season Conservative Fund may be appropriate for investors who:

 . Seek current income.

 . Seek long term growth without taking undue risk.

The All-Season Moderate Fund may be appropriate for investors who:

 . Seek a balance of both capital appreciation and income.

Fees And Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares the Funds. Please note that the following information does not include fees that institutions may charge for services they provide to you.

                                                              Class A   Class B
                                                              Shares    Shares
Shareholder Fees (fees paid directly from your investment)    -------   -------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of
 offering price)............................................   5.5%(a)    None
Maximum Deferred Sales Charge (Load)(as a % of the lesser of
 original purchase price or redemption proceeds)............   None(b)   5%(c)
Sales Charge (Load) Imposed on Reinvested Dividends.........   None       None
Redemption Fees.............................................   None       None
Exchange Fees...............................................   None       None

Annual Fund Operating Expenses (expenses that are paid from Fund assets) as a % of net assets

Conservative Fund
                                                                 Class A Class B
                                                                 Shares  Shares
                                                                 ------- -------
Management Fees(1)..............................................   .35%    .35%
Distribution and/or Service (12b-1) Fees........................   .30%   1.00%
Other Expenses(1)...............................................  5.61%   5.61%
                                                                  ----    ----
Total Annual Fund Operating Expenses(1).........................  6.26%   6.96%
                                                                  ====    ====

Moderate Fund
                                                                 Class A Class B
                                                                 Shares  Shares
                                                                 ------- -------
Management Fees(1)..............................................   .35%    .35%
Distribution and/or Service (12b-1) Fees........................   .30%   1.00%
Other Expenses(1)...............................................  1.89%   1.89%
                                                                  ----    ----
Total Annual Fund Operating Expenses(1).........................  2.54%   3.24%
                                                                  ====    ====

--------
(a) The sales charge declines as the amount invested increases.
(b) A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(c) The CDSC payable upon redemption of Class B shares declines over time.
(1) For the fiscal year ended June 30, 1999, the advisor voluntarily waived a portion of its management fees and voluntarily reimbursed certain operating expenses. As a result of these voluntary fee waivers and expense reimbursements, the actual management fees, operating expenses and total annual fund operating expenses paid by the Funds were: .10%, .31% and .71%, respectively, for Class A shares and .10%, .31% and 1.41%, respectively, for Class B shares of the Conservative Fund; and .10%, .26% and .66%, respectively, for Class A shares and .10%, .26% and 1.36%, respectively, for Class B shares of the Moderate Fund. The advisor may terminate the fee waivers and/or expense reimbursements at any time.

In addition to the expenses shown above, shareholders of the Funds will indirectly bear their pro rata shares of the annual operating expenses of the underlying funds. As a result, the investment returns of the Funds will be net of the expenses of the Underlying Funds. Since the Funds invest in other Munder Funds, as a shareholder you will pay a higher expense ratio than if you had purchased shares of an underlying fund directly. The underlying funds' total annual fund operating expense ratios for the fiscal year ended June 30, 1999 ranged from .32% to 2.45%.

Example

The examples are intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that each Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Conservative Fund
                                                    Class A Class B    Class B
                                                    Shares  Shares*    Shares**
                                                    ------- -------    --------
1 Year............................................. $1,146  $1,185      $  695
3 Years............................................ $2,308  $2,327      $2,045
5 Years............................................ $3,439  $3,430      $3,430
10 Years........................................... $6,143  $6,149***   $6,149***

Moderate Fund
                                                    Class A Class B    Class B
                                                    Shares  Shares*    Shares**
                                                    ------- -------    --------
1 Year............................................. $  796  $  837      $  328
3 Years............................................ $1,301  $1,318      $1,002
5 Years............................................ $1,832  $1,808      $1,700
10 Years........................................... $3,279  $3,246***   $3,246***

--------
   * Assumes you sold your shares at the end of the time period.
  ** Assumes you stayed in the Fund.
 *** Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately six years after the date of original purchase.

More About The Funds
--------------------------------------------------------------------------------

This section describes the underlying funds in which the Funds may invest. It also discusses the risks of investing in the Funds, which are dependent upon which underlying funds the Funds invest in, and to what extent. Further, included in this section is a chart that shows the maximum percentage of its assets that a Fund may invest in each underlying fund. Please note that the underlying funds may also invest in securities and are subject to restrictions and additional risks which are described in the Statement of Additional Information.

The Glossary below explains certain terms used throughout this prospectus.

Glossary

Types Of Securities

Equity securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Fixed income securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Convertible Securities. A convertible security is a bond or preferred stock that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the underlying funds a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

U.S. Government securities are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of the Federal Home Loan Corporation, Federal National Mortgage Association and Government National Mortgage Association.

Money market instruments are high-quality, short-term instruments including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Rating Agencies and Indices

Moody's is Moody's Investor Services, Inc.

Duff & Phelps is Duff & Phelps Credit Rating Co.

Fitch is Fitch IBCA, Inc.

S&P is Standard & Poor's Rating Services.

S&P 500 is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index of U.S. stock market activity.

Other

1940 Act is the Investment Company Act of 1940, as amended.

Internal Revenue Code is the Internal Revenue Code of 1986, as amended.

NAV is the net asset value per share of a Fund. NAV is the value of a single share of a Fund. Each Fund calculates NAV separately for each class. NAV is calculated by (1) taking the current value of a Fund's total assets allocated to a particular class of shares, (2) subtracting the liabilities and expenses charged to that class (3) dividing that amount by the total number of shares of that class outstanding.

Asset Allocation Chart

The following chart shows the Fund's maximum investment (expressed as a percentage of each Fund's assets) that each Fund may make in the underlying funds.

                                                           Conservative Moderate
                                                               Fund       Fund
                                                           ------------ --------
      Equity Funds
      Equity Income Fund..................................     10%        15%
      Focus Growth Fund...................................     10%        20%
      Future Technology Fund..............................      5%        10%
      Growth Opportunities Fund...........................     10%        15%
      Institutional S&P 500 Index Equity Fund.............     20%        30%
      International Equity Fund...........................      5%        10%
      International NetNet Fund...........................     10%        10%
      Micro-Cap Equity Fund...............................     10%        10%
      Multi-Season Growth Fund............................     20%        30%
      NetNet Fund.........................................      5%         5%
      Real Estate Equity Investment Fund..................     10%        20%
      Small-Cap Value Fund................................     10%        20%
      Small Company Growth Fund...........................     20%        30%
      Framlington Emerging Markets Fund...................      5%        10%
      Framlington Global Financial Services Fund..........      5%        10%
      Framlington Healthcare Fund.........................      5%         5%
      Framlington International Growth Fund...............      5%        10%
      Income Funds
      Bond Fund...........................................     80%        50%
      Intermediate Bond Fund..............................     80%        50%
      International Bond Fund.............................     30%        20%
      U.S. Government Income Fund.........................     60%        40%
      Money Market Funds
      Cash Investment Fund................................     15%        15%
      Money Market Fund...................................     10%        10%
      U.S. Treasury Money Market Fund.....................     10%        10%

Description of Underlying Funds

Equity Funds


Focus Growth Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities which the advisor believes are undervalued compared to stocks of other companies in the same industry. The Fund generally invests in companies with market capitalizations of at least $1 billion. The Fund diversifies its assets by industry in approximately the same weightings as those of the Russell 1000 Growth Index.

Future Technology Fund
The Fund's goal is to provide capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in common stocks of technology-related companies. Technology-related companies are companies that develop, manufacture, or distribute technology, communications and Internet-related products and services. The Fund may also invest in the stocks of companies that should benefit commercially from technological advances. The Fund invests in both established companies and in new or unseasoned companies, including companies making initial public offerings.

Equity Income Fund
The Fund's goal is to provide capital appreciation and current income. The Fund pursues its goal by investing primarily in dividend-paying equity securities and fixed income securities which are convertible into or exchangeable for common stock. The advisor generally selects large, well-known companies that it believes have favorable prospects for dividend growth and capital appreciation. The Fund will seek to produce a current yield greater than the S&P 500.

Growth Opportunities Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in the equity securities of companies with market capitalizations between $500 million and $10 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

Institutional S&P 500 Index Equity Fund
The Fund's goal is to provide performance and income that is comparable to the S&P 500. The S&P 500 is an index of 500 stocks that emphasizes large capitalization companies. The Fund pursues its goal by normally holding a substantial amount of its assets in securities of at least 400 of the stocks in the S&P 500. The Fund is managed through the use of a "quantitative" or "indexing" investment approach and tries to mirror the composition and performance of the S&P 500 through statistical procedures. The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least .95. A correlation of 1.0 would mean that the changes in the Fund's price mirror exactly the changes in the S&P 500.

International Equity Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing primarily in foreign securities, including American Depositary Receipts. The Fund mostly invests in mature markets, but may also invest in emerging markets. The Fund emphasizes companies with a market capitalization of at least $250 million.

International Netnet Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by using a growth strategy to invest primarily in foreign companies engaged in the Internet or Intranet related business. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of foreign companies that are engaged in the research, design, development, manufacturing or engaged to a significant extent in the business of distributing products, processes or services for use with the Internet or Intranet related businesses.

Micro-Cap Equity Fund
The Fund's goal is to provide capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of micro-capitalization companies having market capitalizations within the range of the companies in the Wilshire Micro-Cap Index. There is no limit on the length of operating history for the companies in which the Fund may invest. The Fund may invest without limit in initial public offerings of small capitalization companies. In addition, the Fund may invest up to 35% of its assets in equity securities of medium and larger capitalization companies, including initial public offerings of such companies.

Multi-Season Growth Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities. The Fund generally invests in equity securities of companies with market capitalizations over $1 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

NetNet Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing primarily in companies engaged in the Intranet and Internet related business. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that are engaged in research, design, development, manufacturing or engaged to a significant extent in the business of distributing products, processes or services for use with Internet or Intranet related businesses.

Real Estate Equity Investment Fund
The Fund's goal is to provide both capital appreciation and current income. The Fund pursues its goal by investing at least 65% of its total assets in equity securities of U.S. companies which are principally engaged in the real estate industry.

Small-Cap Value Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of small capitalization companies having market capitalizations within the range of the companies in the Russell 2000 Index. The advisor will concentrate on companies that it believes are undervalued.

Small Company Growth Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies with market capitalizations below $1.5 billion.

Framlington Emerging Markets Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of companies in emerging market countries, as defined by the World Bank, the International Finance Corporation, the United Nations or the European Bank for Reconstruction and Development. It may also invest in foreign securities of companies located in countries with mature markets.

Framlington Global Financial Services Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of U.S. and foreign companies which are principally engaged in the financial services industry and companies providing services primarily within the financial services industry. The Fund focuses specifically on companies which are likely to benefit from growth or consolidation in the financial services industry. The Fund may invest in securities of companies located in countries with mature markets and in those with emerging markets.

Framlington Healthcare Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing in equity securities of companies providing healthcare and medical services and products worldwide. Currently, most of these companies are located in the United States. The Fund's investments may include foreign securities of companies located in countries with mature markets and in those with emerging markets.

Framlington International Growth Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of issuers located in at least three foreign countries. The Fund may invest in companies located in countries with mature markets and in those with emerging markets.

Income Funds


Bond Fund
The Fund's primary goal is to provide a high level of current income. Its secondary goal is capital appreciation. The Fund pursues its goals by investing at least 65% of its total assets in a broad range of bonds and other fixed income securities. The Fund's dollar-weighted average maturity will generally range between six and fifteen years. The Fund will purchase only fixed income securities that are rated investment grade or better, or if unrated, are of comparable quality.

Intermediate Bond Fund
The Fund's goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments. The Fund pursues its goals by investing at least 65% of its total assets in a broad range of bonds and other fixed income securities. The Fund's dollar-weighted average maturity will generally range between three and eight years. The Fund will purchase only fixed income securities that are rated investment grade or better, or if unrated, are of comparable quality.

International Bond Fund
The Fund's goal is to realize a competitive total return through a combination of current income and capital appreciation. The Fund pursues its goal by investing at least 65% of its total assets in a broad range of bonds and other fixed income securities of foreign issuers. The Fund will invest in the securities of issuers in at least three foreign countries. The Fund's dollar-weighted average maturity will generally range between three and fifteen years. The Fund may invest a portion of its assets in domestic obligations, including U.S. Government securities and obligations of domestic banks and corporations.

U.S. Government Income Fund
The Fund's goal is to provide high current income. The Fund pursues its goal by investing at least 65% of its total assets in a broad range of U.S. Government securities and repurchase agreements relating to such securities. The Fund's dollar-weighted average maturity generally will range between six and fifteen years.

Money Market Funds


Cash Investment Fund
The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund pursues its goal by investing in a broad range of U.S. dollar-denominated money market instruments. The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

Institutional Money Market Fund
The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund pursues its goal by investing in a broad range of U.S. dollar-denominated money market instruments. The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

U.S. Treasury Money Market Fund
The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund pursues its goal by investing its assets solely in short-term bills and notes, issued by the U.S. Treasury (including "stripped" securities) and in repurchase agreements relating to such obligations. The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

Principal Investment Strategies and Risks

Foreign Investment Risk. Certain underlying funds may invest in foreign securities. Foreign securities include investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. EDRs and GDRs are receipts issued by non-U.S. financial institutions that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and are generally denominated in a foreign currency.

  Special Risks. Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

  Investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

  Currency exchange rates may fluctuate significantly over short periods of time causing an underlying fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that an underlying fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The underlying funds' respective net currency positions may expose them to risks independent of their securities positions.

  Additional risks are involved when investing in countries with emerging economies or securities markets. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and may have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, an underlying fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.

  A further risk of investing in foreign securities is the risk that an underlying fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is underway, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world capital markets and affect European capital markets in particular.

Investment Grade Credit Risk. A security is considered investment grade if, at the time of purchase, it is rated:

 . BBB or higher by S&P;

 . Baa or higher by Moody's;

 . BBB or higher by Duff & Phelps; or

 . BBB or higher by Fitch.

A security will be considered investment grade if it receives one of the above ratings, even if it receives a lower rating from other rating organizations.

  Investment Strategy. Except as stated in the next section, fixed income and convertible securities purchased by the underlying funds will generally be rated at least investment grade. The underlying funds may also invest in unrated securities if the advisor or sub-advisor believes they are comparable in quality.

  Special Risks. Although securities rated "BBB" by S&P, Duff & Phelps or Fitch, or "Baa" by Moody's are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by an underlying fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the underlying fund. The adviser or sub-advisor will consider such an event in determining whether the underlying fund should continue to hold the security.

Investments in Financial Services Companies by Framlington Global Financial Services Fund. Financial services companies are subject to extensive governmental regulation which may limit both the financial commitments they can make, and the interest rates and fees they can charge. Insurance companies may be subject to severe price competition.

Investments in the Healthcare Industry by Framlington Healthcare Fund. The Framlington Healthcare Fund will invest most of its assets in the healthcare industry, which is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures.

Investments in the Real Estate Industry by Real Estate Equity Investment
Fund. The Real Estate Equity Investment Fund will invest primarily in the real estate industry and may invest more than 25% of its assets in any one sector of the real estate industry. As a result, the Real Estate Equity Investment Fund will be particularly vulnerable to declines in real estate prices and new construction rates.

Investments by the NetNet Fund. The NetNet Fund will invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

Investments in the Technology Industry by Future Technology Fund. The Future Technology Fund will invest most of its assets in the technology industry, which is particularly affected by rapidly changing technology product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Short-Term Trading. The underlying funds may engage in short-term trading, including initial public offerings.

  Special Risks. A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which could detract from a Fund's performance.

Defensive Investing. Each Fund and underlying fund (except the Index 500 Fund) may invest all or any portion of its assets in short-term obligations as a temporary defensive measure in response to adverse market or economic conditions.

  Special Risks. If a Fund or one or more underlying funds adopts a defensive strategy, the Fund may not achieve its investment objective.

Other Investment Strategies and Risks Of The Funds and Underlying Funds

Asset-Backed Securities. Asset-backed securities are debt securities backed by mortgages, installment sales contract and credit card receivables. The securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgage or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

  Special Risks. In addition to credit and market risk, asset-backed securities involve repayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty. Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.

Borrowing and Reverse Repurchase Agreements. The Funds and underlying funds can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by a Fund (or underlying fund) subject to the Fund's (or underlying fund) agreement to repurchase them at a mutually agreed upon date and price (including interest).

  Investment Strategy. Each Fund (or underlying fund) may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy which can be changed only by shareholders.

  Special Risks. Borrowings and reverse repurchase agreements by a Fund (or underlying fund) may involve leveraging. If the securities held by the Fund (or underlying fund) decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (or underlying fund) (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund (or underlying fund) will decline below the price the Fund (or underlying fund) is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund (or underlying fund).

Derivative Risk. Some underlying funds may purchase certain "derivative" instruments. Derivatives are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts options on futures contracts, options, forward currency contracts and structured debt obligations (including collateralized mortgage obligations and other types of asset-backed securities, "stripped" securities and various floating rate instruments).

  Investment Strategy. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The underlying funds may, but are not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The underlying funds will not use derivatives for speculative purposes.

  Special Risks. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities;
  (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the underlying fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the underlying fund worse off than if it had not entered into the position; and (7) the inability to close our certain hedged positions to avoid adverse tax consequences.

Forward Currency Exchange Contracts. A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.

  Investment Strategy. Forward currency exchange contracts may be used for hedging purposes and to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the advisor or sub-advisor, and no underlying fund is required to hedge its foreign currency positions.

  Special Risks. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of an underlying fund's foreign holdings increases because of currency fluctuations.

Futures Contracts and Related Options. A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. When an underlying fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When an underlying fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

  Investment Strategy. The underlying funds may invest in futures contracts and options on futures contracts on domestic or foreign exchanges or boards of trade. These instruments may be used for hedging purposes, to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends, or to minimize trading costs.

  An underlying fund will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of the underlying fund's total assets.

  Special Risks. Futures contracts and related options present the following risks: imperfect correlation between the change in market value of an underlying fund's securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements, which are potentially unlimited; and the possible inability of the advisor or sub-advisor to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.

Illiquid Securities. Illiquid securities include private placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market.

  Investment Strategy. Each underlying fund may invest up to 15% of its net assets in securities that are illiquid.

  Special Risks. To the extent that an underlying fund invests in illiquid securities, the underlying fund risks not being able to sell the securities at the time and the price that it would like. The underlying fund may have to lower the price, sell substitute securities or forego an investment opportunity, each of which may cause a loss to the underlying fund.

Options. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option.

  Investment Strategy. The underlying funds may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging purposes. Options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies.

  Special Risks. The value of options can be highly volatile, and their use can result in loss if the advisor or sub-advisor is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the advisor or sub-advisor to predict future price fluctuations and the degree of correlation between the options and securities markets.

Securities Lending. In order to generate additional income, each underlying fund may lend securities on a short-term basis to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the underlying fund could realize additional income gains or losses.

  Investment Strategy. Securities lending may represent no more than 25% of the value of an underlying fund's total assets (including the loan collateral).

  Special Risks. The main risk when lending securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the underlying fund could lose money.

Stripped Securities. These securities are issued by the U.S. Government (or agency or instrumentality), foreign governments or banks and other financial institutions. They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities.

  Special Risks. Stripped securities are very sensitive to changes in interest rates and to the rate of principal repayments. A rapid or unexpected increase in mortgage prepayments could severely depress the price of certain stripped mortgage-backed securities and adversely affect an underlying fund's total returns.

Temporary Investments. Short-term obligations refer to U.S. Government securities, high-quality money market instruments and repurchase agreements with maturities of 13 months or less. Generally, these obligations are purchased to provide stability and liquidity to a Fund or underlying fund.

  Investment Strategy. Each Fund or underlying fund may invest a portion of its assets in short-term obligations pending investment or to meet anticipated redemption requests.

  Special Risks. A Fund or underlying fund may not achieve its investment objective when its asset are invested in short-term obligations.

Variable and Floating Rate Instruments. Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include variable amount master demand notes.

Special Risks. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when an underlying fund is not entitled to exercise its demand rights. As a result, the underlying fund could suffer a loss with respect to these instruments.

Zero Coupon Bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity.

  Special Risks. The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. An underlying fund's investments in zero coupon bonds may require the underlying fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Disclaimers

The Institutional S&P 500 Index Equity Fund is not sponsored, endorsed, sold or promoted by S&P, nor does S&P guarantee the accuracy and/or completeness of the S&P 500(R) Index or any data included therein. S&P makes no warranty, express or implied, as to the results to be obtained by the Fund, owners of the Fund, any person or any entity from the use of the S&P 500(R) Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the S&P(R) Index or any data included therein.

Your Investment
-------------------------------------------------------------------------------

This section describes how to do business with the Funds.

How To Reach The Funds

By telephone: 1-800-438-5789
           Call for shareholder services.

By mail:   The Munder Funds
           c/o PFPC Global Fund Services
           P.O. Box 60428
           King of Prussia, PA 19406-0428.

Purchasing Shares

Purchase Price of Shares
Class A shares of a Fund are sold at the NAV next determined after a purchase order is received in proper form plus any applicable sales charge. Please see "Distribution Arrangements" below for information about sales charges.

Class B shares of a Fund are sold at NAV next determined after a purchase order is received in proper form.

Broker-dealers or financial advisors (other than the Funds' distributor) may charge you additional fees for shares you purchase through them.

Policies for Purchasing Shares

Investment minimums
 . Initial: $250
 . Subsequent: $50
 . Automatic Investment Plan: $50

Purchases over $250,000 must be for Class A shares.

Timing of orders
Purchase orders must be received by the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). Purchase orders received after that time will be accepted as of the next business day.

Methods for Purchasing Shares
Investors may purchase shares:

 . By Broker and/or Financial Advisor. Any broker or financial advisor authorized by the Funds' distributor can sell you shares of the Funds. Please note that brokers or financial advisors may charge you fees for their services.

 . By Mail. You may open an account by completing, signing and mailing the attached account application form and a check or other negotiable bank draft (payable to The Munder Funds) for $250 or more to: The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. Be sure to specify on your account application form the class of shares being purchased. If the class is not specified, your purchase will automatically be invested in Class A shares. For additional investments, send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above. We do not accept third party checks.

 . By Wire. To open a new account, you should call the Funds at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed account application form containing your certified taxpayer identification number to the Funds' transfer agent at The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

  Boston Safe Deposit and Trust Company
  Boston, MA
  ABA# 011001234
  DDA# 16-798-3
  Account No.:

 You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

 . You may purchase shares through the Automatic Investment Plan.

 . You may purchase shares through the Reinvestment Privilege.

Exchanging Shares

Policies for Exchanging Shares
 . You may exchange Fund shares for shares of the same class of other Munder
  Funds based on their relative net asset values.

 . You may acquire shares of Funds by exchanging shares of the same class of other Munder Funds.

 . You may also acquire Class A shares of the Funds by exchanging Class K shares of other Munder Funds. Class A shares of the Funds acquired in this manner may be exchanged for Class K shares of other Munder Funds, but they may not be exchanged for Class A shares of other Munder Funds.

 . Class A shares of a Munder money market fund that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a purchase of shares in one or more Munder Funds for which a sales charge was paid, can be exchanged for Class A shares of a Fund.

 . Class B shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

 . You must meet the minimum purchase requirements for the Munder Fund of that you purchase by exchange.

 . If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

 . A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

 . Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker or calling the Munder Funds at (800) 438-5789.

 . Brokers or financial advisors may charge you a fee for handling exchanges.

 . We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Methods for Exchanging Shares
 . Exchanges By Telephone. You may give exchange instructions by telephone to the Funds at (800) 438-5789. You may not exchange shares by telephone if you hold share certificates. We reserve the right to reject any telephone exchange request and to place restrictions on telephone exchanges.

 . Exchanges By Mail. You may send exchange orders to your broker, your financial advisor or you may send them directly to the Funds' transfer agent at The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428.

Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC).

Please see "Distribution Arrangements" below for information about CDSCs.

Policies for Redeeming Shares
 . For your protection, a medallion signature guarantee is required for the following redemption requests: (a) redemption proceeds greater than $50,000;
  (b) redemption proceeds not being made payable to the recordowner of the account; (c) redemption proceeds not being mailed to the address of record on the account; (d) if the redemption proceeds are being transferred to another Munder Fund account with a different registration; (e) change in ownership or registration of the account or (f) changes to banking information without a voided check being supplied. When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program
  (SEMP) and

 New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

Methods for Redeeming Shares
You may redeem shares of the Funds in several ways:

 . By Mail. You may mail your redemption request to: The Munder Funds, c/o PFPC
  Global Fund Services, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. The redemption request should state the name of the Fund, share class, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign.

 . By Telephone. You can redeem your shares by contacting your broker, your financial advisor or calling the Funds at (800) 438-5789. There is no minimum requirement for telephone redemptions.

 If you are redeeming at least $1,000 of shares and you have authorized expedited redemption on your account application form, simply call the Funds prior to 4:00 p.m. (Eastern time), and request the redemption proceeds be mailed to the commercial bank, registered broker-dealer or financial advisor you designated on your account application form. We will send your redemption proceeds to you on the next business day. We reserve the right at any time to change or impose fees for this expedited redemption procedure.

 During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

 . You may redeem shares through the Automatic Withdrawal Plan.

Additional Policies For Purchases, Exchanges And Redemptions

 . We consider orders to be in "proper form" when all required documents are properly completed, signed and received.

 . The Funds reserve the right to reject any purchase order.

 . At any time, the Funds may change any of their purchase or redemption procedures, and may suspend the sale of their shares.

 . The Funds may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

 . We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

 . To limit the Funds' expenses, we no longer issue share certificates.

 . A Fund may temporarily stop redeeming shares if:

  . the New York Stock Exchange is closed;

  . trading on the New York Stock Exchange is restricted;

  . an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

  . the Securities and Exchange Commission orders the Funds to suspend redemptions.

 . The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

 . We record all telephone calls for your protection and take measures to identify the caller. As long as the Funds' transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

 . We may redeem your account if its value falls below $250 as a result of redemptions (but not as a result of a decline in NAV). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

 . If you purchased shares directly from the Funds, the Funds' transfer agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker, financial advisor or other investment professional, account activity will be detailed in their statements to you.

 . The exchange privilege is not intended as a vehicle for short-term trading.
  Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Each Fund and its distributor reserve the right to refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the Fund's view, is likely to engage in excessive trading or any order considered market-timing activity. If a Fund refuses a purchase or exchange request and the shareholder deems it necessary to redeem their account, any CDSC as permitted by the prospectus will be applicable.

 Additionally, in no event will any Fund permit more than six exchanges into or out of a Fund in any one-year period per account, tax identification number, social security number or related investment group. The Munder Money Market Funds are exempt from this policy.

Shareholder Privileges

Automatic Investment Plan (AIP). Under the AIP you may arrange for periodic investments in a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP application form or call the Funds at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

Reinvestment Privilege. For 60 days after you sell shares of a Fund, you may reinvest your redemption proceeds in shares of the same class of the SAME Fund at NAV. Any CDSC you paid on the amount you are reinvesting will be credited to your account. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or financial advisor must notify the Funds' transfer agent in writing at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

Automatic Withdrawal Plan (AWP). If you have an account value of $2,500 or more in a Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the AWP by completing the AWP application form available through the Funds' transfer agent. To participate in the AWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the AWP at any time upon notice to the Funds' transfer agent. You should not buy Class A shares (and pay a sales charge) while you participate in the AWP and you must pay any applicable CDSC when you redeem shares.

Distribution Arrangements
--------------------------------------------------------------------------------
Share Class Selection

Each Fund offers Class A and Class B shares. Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase and the intended length of your investment. You should consider both ongoing annual expenses and initial sales charge or CDSC in estimating the costs of investing in a particular class of shares.

Class A shares
 . Front end sales charge. There are several ways to reduce these sale charges.

 . Lower annual expenses than Class B shares.

Class B shares

 . No front end sales charge. All your money goes to work for you right away.

 . Higher annual expenses than Class A shares.

 . A CDSC on shares you sell within six years of purchase.

 . Automatic conversion to Class A shares approximately six years after issuance, thus reducing future annual expenses.

 . CDSC is waived for certain redemptions.

Each Fund also issues Class Y shares, which have different sales charges, expense levels and performance. Class Y shares are available to limited types of investors. Call (800) 438-5789 to obtain more information about Class Y shares.

Applicable Sales Charge--Class A Shares

You can purchase Class A shares at NAV plus an initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to selected dealers as follows:

                                                  Sales Charge as     Dealer
                                                  a Percentage of   Reallowance
                                                  ----------------     as a
                                                              Net  Percentage of
                                                     Your    Asset the Offering
                                                  Investment Value     Price
                                                  ---------- ----- -------------
Less than $25,000................................   5.50%    5.82%         5.00%
$25,000 but less than $50,000....................   5.25%    5.54%         4.75%
$50,000 but less than $100,000...................   4.50%    4.71%         4.00%
$100,000 but less than $250,000..................   3.50%    3.63%         3.25%
$250,000 but less than $500,000..................   2.50%    2.56%         2.25%
$500,000 but less than $1,000,000................   1.50%    1.52%         1.25%
$1,000,000 or more...............................   None*    None* (see below)**

--------
   * No initial sales charge applies on investments of $1 million or more. However, a CDSC of 1% is imposed on certain redemptions within one year of purchase.
  ** The Distributor will pay a 1% commission to dealers who initiate and are responsible for purchases of $1 million or more.

Sales Charge Waivers--General
We will waive the initial sales charge on Class A shares for the following types of purchasers (the word "advisor" in the following refers to Munder Capital Management the advisor to the Munder Funds):

1. individuals with an investment account or relationship with the advisor;

2. full-time employees and retired employees of the advisor or its affiliates, employees of the Funds' service providers and immediate family members of such persons;

3. registered broker-dealers or financial advisors that have entered into selling agreements with the Fund's distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

4. certain qualified employee benefit plans as described below;

5. individuals who reinvest a distribution from a qualified retirement plan for which the advisor serves as investment advisor;

6. individuals who reinvest the proceeds of redemptions from Class Y Shares of another Munder Fund, within 60 days of redemption;

7. banks and other financial institutions that have entered into agreements with the Munder Funds to provide shareholder services for customers (including customers of such banks and other financial institutions, and the immediate family members of such customers);

8. fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients;

9. employer sponsored retirement plans which are administered by Universal Pensions, Inc. (UPI Plans); and

10. employer sponsored 401(k) plans that are administered by Merrill Lynch Group Employee Services (Merrill Lynch Plans) which meet the criteria described below under "Sales Charge Waivers--Qualified Employer Sponsored Retirement Plans."

Sales Charge Waivers--Qualified Employer Sponsored Retirement Plans
We will waive the initial sales charge on purchases of Class A shares by employer sponsored retirement plans that are qualified under Section 401(a) or
Section 403(b) of the Internal Revenue Code (each, a Qualified Employee Benefit
Plan) and that (1) invest $1,000,000 or more in Class A shares offered by The Munder Funds or (2) have at least 75 eligible plan participants.

In addition, we will waive the CDSC of 1% charged on certain redemptions within one year of purchase for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. This sales charge waiver does not apply to Simplified Employee Pension Plans (SEPs), Individual Retirement Accounts (IRAs), UPI Plans and Merrill Lynch Plans.

UPI Plans. We also will waive (i) the initial sales charge on Class A shares purchased by UPI Plans for employees participating in an employer-sponsored or administered retirement program operating under Section 408A of the Internal Revenue Code and (ii) the CDSC of 1% imposed on certain redemptions within one year of purchase for these accounts. The distributor will pay a 1% commission to dealers and others (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.

Merrill Lynch Plans. We will waive the initial sales charge for all investments by Merrill Lynch Plans if

(i) the Plan is recordkept on a daily valuation basis by Merrill Lynch Group Employee Services (Merrill Lynch) and, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. (MLAM) that are made available pursuant to a Services Agreement between Merrill Lynch and the Fund's distributor and in funds advised or managed by MLAM (collectively, the Applicable Investments); or

(ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

(iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions
You may qualify for reduced sales charges in the following cases:

 . Letter of Intent. If you intend to purchase at least $25,000 of Class A shares of the Funds you may wish to complete the Letter of Intent section of your account application form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in any of the Munder Funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Funds' transfer agent that you have a Letter of Intent each time you make an investment.

 You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Funds' custodian will hold such amount in escrow. The custodian will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

 . Quantity Discounts. You may combine purchases of Class A shares that are made by you, your spouse, your children under age 21 and your IRA when calculating the sales charge. You must notify your broker, your financial advisor or the Funds' transfer agent to qualify.

 . Right of Accumulation. You may add the value of any other Class A shares of non-money market Munder Funds you already own to the amount of your next Class A share investment for purposes of calculating the sales charge at the time of the current purchase. You must notify your broker, your financial advisor or the Funds' transfer agent to qualify.

Certain brokers or financial advisors may not offer these programs or may impose conditions or fees to use these programs. You should consult with your broker or your financial advisor prior to purchasing the Funds' shares.

For further information on sales charge reductions, call (800) 438-5789.

Cdsc

You pay a CDSC when you redeem:

 . Class A shares that were bought as part of an investment of at least $1 million within one year of buying them;

 . Class B shares within six years of buying them.

These time periods include the time you held Class B shares of another Munder Fund which you may have exchanged for Class B shares of the Fund you are redeeming.

The CDSC schedule for Class B shares is set forth below. Consult the Statement of Additional Information for the CDSC schedule for Class B shares acquired through an exchange of shares purchased on or before June 27, 1995. The CDSC is based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to CDSC.

Years Since Purchase                                                       CDSC
--------------------                                                       -----
First..................................................................... 5.00%
Second.................................................................... 4.00%
Third..................................................................... 3.00%
Fourth.................................................................... 3.00%
Fifth..................................................................... 2.00%
Sixth..................................................................... 1.00%
Seventh and thereafter.................................................... 0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 a share (for a total cost of $10,000). Three years later, the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate in the third year after purchase).

At the time of purchase of Class B shares, the Funds' distributor pays sales commissions of 4.00% of the purchase price to brokers that initiate and are responsible for purchases of such Class B shares.

CDSC Waivers
We will waive the CDSC payable upon redemptions for:

 . redemptions made within one year after the death of a shareholder or registered joint owner;

 . minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2;

 . involuntary redemptions made by the Fund;

 . redemptions limited to 10% per year of an account's net asset value if taken by Systematic Withdrawal Plan ("SWP"). For example, if your balance on December 31st is $10,000 you can redeem up to $1,000 that following year free of charge through SWP.

We will waive the CDSC payable upon redemptions of shares which you purchased after December 1, 1998 (or acquired through an exchange of shares of another Munder Fund purchased after December 1, 1998) for:

 . redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

Consult the Statement of Additional Information for Class B CDSC waivers which apply when you redeem shares acquired through an exchange of shares of another Munder Fund purchased on or before June 27, 1995.

We will waive the CDSC for Class B shares for all redemptions by Merrill Lynch Plans if:

(i) the Plan is recordkept on a daily valuation basis by Merrill Lynch; or

(ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or

(iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

12b-1 Fees

The Funds have adopted Rule 12b-1 plans with respect to their Class A and Class B shares that allow the Funds to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plans, the Funds may pay up to .25% of the daily net assets of Class A and Class B shares to pay for certain shareholder services provided by institutions that have agreements with the Funds' distributor to provide such services. The Funds may also pay up to .75% of the daily net assets of the Class B shares to finance activities relating to the distribution of its shares.

Because the fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales charges.

Other Information

The advisor may, from time to time, make payments to banks, broker-dealers, financial advisors or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The advisor may make such payments out of its own resources and there are no additional costs to the Funds or their shareholders.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

Pricing Of Fund Shares
--------------------------------------------------------------------------------

Each Fund's NAV is calculated on each day the New York Stock Exchange is open. NAV is the value of a single share of a Fund.

The Funds calculate NAV as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time). If the New York Stock Exchange closes early, the Funds will accelerate calculation of NAV and transaction deadlines to that time.

The NAV of each underlying fund is generally based on the market value of the securities held in the underlying fund. If market values are not available, the fair value of securities is determined in good faith by, or using procedures approved by, the boards of directors/trustees of the underlying funds.

Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange. An underlying fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the underlying funds' boards of directors/trustees.

Distributions
--------------------------------------------------------------------------------

As a shareholder, you are entitled to your share of a Fund's net income and gains on its investments. Each Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

Each Fund pays dividends, if any, at least annually.

Each Fund distributes its net realized capital gains, if any, at least annually.

It is possible that a Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

Each Fund will pay distributions in additional shares of the same class of that Fund. If you wish to receive distributions in cash, either, indicate this request on your account application form or notify the Funds at (800) 438-5789.

Federal Tax Considerations
--------------------------------------------------------------------------------

Investments in a Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information. You should consult your tax adviser about your own particular tax situation.

Taxes On Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Taxes On Sales Or Exchanges

If you sell shares of a Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale or an exchange will result in a taxable gain.

Other Considerations

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares then receive back a portion of the money you just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

Management
--------------------------------------------------------------------------------

Investment Advisor

Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of each Fund and each underlying fund except Institutional S&P 500 Index Equity Fund and International Equity Fund. The advisors provide overall investment management for the Funds. As of March 31, 2000, MCM and its affiliates had approximately $62 billion in assets under management, of which $39 billion were invested in equity securities, $7 billion were invested in money market or other short-term instruments, $6 billion were invested in other fixed income securities, $3 billion were invested in balanced investment and $7 billion in non-discretionary assets.

World Asset Management ("World"), 255 East Brown Street, Birmingham, Michigan 48009, is the investment advisor of Institutional S&P 500 Index Equity Fund and International Equity Fund. World is a wholly-owned subsidiary of the advisor. As of March 31, 2000, World had approximately $22.7 billion in assets under management, of which $17.6 billion were invested in domestic equity securities, $4.5 billion were invested in international equity securities and $600 billion were invested in other fixed income securities.

Framlington Overseas Investment Management Limited, and affiliate of the advisor, is the sub-advisor of the Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund and Framlington International Growth Fund.

During the fiscal year ended June 30, 1999, the advisor voluntarily waived a portion of the advisory fees for each Fund. Each Fund paid an advisory fee at an annual rate of 0.10% of each Fund's average daily net assets (after waivers). As a result, the payments shown for the Funds were less than the contractual advisory fees of .35% of each Fund's average daily net assets.

Portfolio Managers

A committee of professional portfolio managers employed by MCM makes investment decision for the Funds.

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help shareholders understand each Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, independent auditors, whose report, along with each Fund's financial statements, are included in the annual reports of the Funds, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 1999 is unaudited. You may obtain the semi-annual and annual reports without charge by calling (800) 438-5789.

                                                Conservative Fund (a)
                                                   Class A Shares
                                        ----------------------------------------
                                          Period
                                           Ended        Year      Period
                                        12/31/99(d)    Ended      Ended
                                        (Unaudited)  6/30/99(d) 6/30/98(d)
                                        -----------  ---------- ----------
Net asset value, beginning of period..     $8.91       $11.10     $11.10
                                           -----       ------     ------
Income from investment operations:
Net investment income.................      0.15         0.25       0.14
Net realized and unrealized
 gain/(loss) on investments...........      0.01        (0.40)     (0.04)
                                           -----       ------     ------
Total from investment operations......      0.16        (0.15)      0.10
                                           -----       ------     ------
Less distributions:
Dividends from net investment income..     (0.23)       (1.33)     (0.10)
Distributions in excess of net invest-
 ment income..........................         -        (0.05)         -
Distributions from net realized gains.         -        (0.66)         -
                                           -----       ------     ------
Total distributions...................     (0.23)       (2.04)     (0.10)
                                           -----       ------     ------
Net asset value, end of period........     $8.84       $ 8.91     $11.10
                                           -----       ------     ------
Total return(c).......................      1.83%       (0.98%)     0.91%
                                           =====       ======     ======
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in 000's)..     $ 243       $  190     $    1
Ratio of operating expenses to average
 net assets...........................      0.72%(b)     0.71%      0.93%(b)
Ratio of net investment income to av-
 erage net assets.....................      3.48%(b)     2.79%      4.46%(b)
Portfolio turnover rate...............        86%         167%        31%
Ratio of operating expenses to average
 net assets without waivers...........     11.02%(b)     6.26%     23.99%(b)

--------
(a) The Munder All-Season Conservative Fund Class A Shares commenced operations on March 13, 1998.
(b)Annualized.
(c) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(d) Per share numbers have been calculated using the average shares method.

                                                Conservative Fund (a)
                                                   Class B Shares
                                        ----------------------------------------
                                          Period
                                           Ended        Year      Period
                                        12/31/99(d)    Ended      Ended
                                        (Unaudited)  6/30/99(d) 6/30/98(d)
                                        -----------  ---------- ----------
Net asset value, beginning of period..     $8.94       $11.10     $10.74
                                           -----       ------     ------
Income from investment operations:
Net investment income.................      0.12         0.21       0.19
Net realized and unrealized
 gain/(loss) on investments...........      0.04        (0.38)      0.23
                                           -----       ------     ------
Total from investment operations......      0.16        (0.17)      0.42
                                           -----       ------     ------
Less distributions:
Dividends from net investment income..     (0.20)       (0.22)     (0.06)
Distributions in excess of net invest-
 ment income..........................         -        (1.11)         -
Distributions from net realized gains.         -        (0.66)         -
                                           -----       ------     ------
Total distributions...................     (0.20)       (1.99)     (0.06)
                                           -----       ------     ------
Net asset value, end of period........     $8.90       $ 8.94     $11.10
                                           -----       ------     ------
Total return(c).......................      1.80%       (1.17%)     3.91%
                                           =====       ======     ======
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in 000's)..     $ 139       $  199     $  208
Ratio of operating expenses to average
 net assets...........................      1.42%(b)     1.41%      1.63%(b)
Ratio of net investment income to av-
 erage net assets.....................      2.78%(b)     2.21%      3.76%(b)
Portfolio turnover rate...............        86%         167%        31%
Ratio of operating expenses to average
 net assets without waivers...........     11.74%(b)     6.96%     24.69%(b)

--------
(a) The Munder All-Season Conservative Fund Class B Shares commenced operations on January 14, 1998.
(b)Annualized.
(c) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(d) Per share numbers have been calculated using the average shares method.

                                               Moderate Fund (a)
                                                Class A Shares
                                   -------------------------------------------
                                     Period
                                      Ended         Year       Year    Period
                                   12/31/99(d)     Ended      Ended     Ended
                                   (Unaudited)   6/30/99(d) 6/30/98(d) 6/30/97
                                   -----------   ---------- ---------- -------
Net asset value, beginning of pe-
 riod............................    $12.30        $11.92     $11.02   $10.00
                                     ------        ------     ------   ------
Income from investment opera-
 tions:
Net investment income............      0.11          0.18       0.16     0.04
Net realized and unrealized
 gain/(loss) on investments......      1.00          0.60       1.44     0.98
                                     ------        ------     ------   ------
Total from investment operations.      1.11          0.78       1.60     1.02
                                     ------        ------     ------   ------
Less distributions:
Dividends from net investment in-
 come............................     (0.21)        (0.22)     (0.18)       -
Dividends in excess of net in-
 vestment income.................         -         (0.03)         -        -
Distributions from net realized
 gains...........................     (0.57)        (0.15)     (0.52)       -
                                     ------        ------     ------   ------
Total distributions..............     (0.78)        (0.40)     (0.70)       -
                                     ------        ------     ------   ------
Net asset value, end of period...    $12.63        $12.30     $11.92   $11.02
                                     ------        ------     ------   ------
Total return(b)..................      9.60%         6.74%     15.10%   10.20%
                                     ======        ======     ======   ======
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's)..........................    $  636        $  432     $  342   $  214
Ratio of operating expenses to
 average net assets..............      0.69%(b)      0.66%      0.88%    0.85%(b)
Ratio of net investment income to
 average net assets..............      1.77%(b)      1.54%      1.38%    2.22%(b)
Portfolio turnover rate..........        18%          115%        54%       5%
Ratio of operating expenses to
 average net assets without
 waivers.........................      2.36%(b)      2.54%     11.07%   41.36%(b)

--------
(a) The Munder All-Season Moderate Fund Class A Shares commenced operations on April 4, 1997.
(b)Annualized.
(c) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(d) Per share numbers have been calculated using the average shares method.

                                                  Moderate Fund (a)
                                                   Class B Shares
                                        -----------------------------------------
                                          Period
                                           Ended         Year      Period
                                        12/31/99(d)     Ended      Ended
                                        (Unaudited)   6/30/99(d) 6/30/98(d)
                                        -----------   ---------- ----------
Net asset value, beginning of period..    $12.29        $11.90     $11.14
                                          ------        ------     ------
Income from investment operations:
Net investment income.................      0.06          0.10       0.04
Net realized and unrealized
 gain/(loss) on investments...........      1.02          0.60       0.74
                                          ------        ------     ------
Total from investment operations......      1.08          0.70       0.78
                                          ------        ------     ------
Less distributions:
Dividends from net investment income..     (0.17)        (0.13)     (0.02)
Dividends in excess of net investment
 income...............................         -         (0.03)         -
Distributions from net realized gains.     (0.57)        (0.15)         -
                                          ------        ------     ------
Total distributions...................     (0.74)        (0.31)     (0.02)
                                          ------        ------     ------
Net asset value, end of period........    $12.63        $12.22     $11.09
                                          ------        ------     ------
Total return(b).......................      9.30%         6.06%      6.96%
                                          ======        ======     ======
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in 000's)..    $  274        $  155     $  193
Ratio of operating expenses to average
 net assets...........................      1.39%(b)      1.36%      1.58%(b)
Ratio of net investment income to av-
 erage net assets.....................      1.07%(b)      0.83%      0.68%(b)
Portfolio turnover rate...............        18%          115%        54%
Ratio of operating expenses to average
 net assets without waivers...........      3.06%(b)      3.24%     11.77%(b)

--------
(a) The Munder All-Season Moderate Fund Class B Shares commenced operations on January 14, 1998.
(b)Annualized.
(c) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(d) Per share numbers have been calculated using the average shares method.

More information about the Funds is available free upon request, including the following:

Annual/Semi-Annual Reports

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In the Funds' annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. In addition, you will also receive updated prospectuses or supplements to this prospectus. In order to eliminate duplicate mailings, the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

Statement Of Additional Information

Provides more details about the Funds and their policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).

To Obtain Information:
--------------------------------------------------------------------------------

  By telephone
  Call 1-800-438-5789

  By mail
  Write to:
  The Munder Funds
  c/o PFPC Global Fund Services
  P.O. Box 60428
  King of Prussia, PA 19406-0428

  On the Internet
  Text-only versions of fund documents can be viewed online or downloaded from:
    Securities and Exchange Commission
    http://www.sec.gov

  You can also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (phone 1-202-942-8090) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102. You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov

  You may also find more information about the Fund on the Internet at: http://www.munderfunds.com
--------------------------------------------------------------------------------

The Munder Funds, Inc.
SEC file number: 811-7346

PROLIFEAB600

Investment Advisor: Munder Capital Management
Distributed by: Funds Distributor, Inc.

                                                                  CLASS Y SHARES



[MUNDER LOGO]                                                         Prospectus

Investments
for all seasons                                                    JUNE 29, 2000

                                             Munder All-Season Conservative Fund
                                                 Munder All-Season Moderate Fund







                                    As with all mutual funds, the Securities and
                                         Exchange Commission has not approved or
                                disapproved these securities nor passed upon the accuracy or adequacy of this prospectus. It is a criminal offense to state otherwise.

Table Of Contents

 2   Risk/Return Summary
 8   Who May Want To Invest
 9   Fees And Expenses

 10  More About The Funds
 10  Glossary
 11  Asset Allocation Chart
 12  Description Of The Underlying Funds
 14  Principal Investment Strategies And Risks
 16  Other Investment Strategies And Risks Of The Funds And Underlying Funds
 19  Disclaimers

 20  Your Investment
 20  How To Reach The Funds
 20  Purchasing Shares
 21  Exchanging Shares
 21  Redeeming Shares
 21  Additional Policies For Purchases, Exchanges And Redemptions
 22  Shareholder Privileges

 23  Pricing Of Fund Shares

 23  Distributions

 24  Federal Tax Considerations
 24  Taxes On Distributions
 24  Taxes On Sales Or Exchanges
 24  Other Considerations

 25  Management
 25  Investment Advisor
 25  Portfolio Managers

 26  Financial Highlights


Back Cover For Additional Information

Risk/Return Summary
--------------------------------------------------------------------------------

This Risk/Return Summary briefly describes the goals and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on these and the Funds' other investment strategies and risks, please read the section entitled "More About the Funds." Certain terms used in this prospectus are defined in the Glossary.

 Fund of Funds

 Each Fund is a fund of funds, which means that it invests almost all of its assets in other mutual funds, rather than in individual securities. Each Fund invests its assets in a variety of other Munder Funds, referred to as "underlying funds."

 The risks of investing in the Funds are dependent on which underlying funds the Funds invest in, and to what extent. In addition, the investment performance of each Fund is directly related to the performance of the underlying funds in which it invests.


 Investment Approach of the Underlying Funds

 . The underlying equity funds represented in each Fund vary from growth to value styles of investing, from larger to smaller company stocks and from domestic to international equities.

 . The underlying fixed income funds reflect the advisor's core fixed income philosophy: interest rate relationships, sector weightings and credit analysis. Some exposure to international bonds may also be included.

Conservative Fund

Goal

The Fund's goal is to provide current income with capital appreciation as a secondary objective.

Principal Investment Strategies

As a fund of funds, the Fund pursues its goal by investing a majority of its assets in underlying funds that invest primarily in fixed income securities.

The Fund may also invest a portion of its assets in underlying funds that invest primarily in equity securities or money market instruments.

The advisor may periodically adjust the Fund's asset allocation among underlying funds in response to changing economic and market conditions. The typical allocation is expected to be: 70% Fixed Income Funds, 25% Equity Funds and 5% Money Market Funds.

The Fund's indirect fixed income holdings are a mix of short-, intermediate- and long-term U.S. government securities, mortgage and other asset-backed securities, stripped securities and obligations of state, local and foreign issuers. The average maturity will range from three to 15 years and the portfolios' holdings will be rated investment grade or better or if unrated are of comparable quality. The Fund's indirect stock holdings will be a combination of large-cap, mid-cap and small-cap U.S. stocks as well as foreign stocks.

In the "More About the Funds" section, you will find a description of the underlying funds and a chart showing the percentage of its assets that the Fund may invest in each underlying fund.

Principal Risks

All investments have some degree of risk which will affect the value of a portfolio's investment, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Among the principal risks of investing in the Fund are:

 . Interest Rate Risk. Increases in prevailing interest rates will cause fixed-income securities held by an underlying fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds.

 Generally, the longer the average maturity of the bonds held by the underlying fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the underlying fund to sell.

 . Prepayment Risk. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by an underlying fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the underlying fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

Because the mix of underlying funds held by the Fund can change from time to time, the Fund may be subject to the following additional principal risks at various times:

 . Stock Market Risk. The value of the securities in which a Fund invests may decline in response to general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of a Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Foreign Securities Risk. Investments by an underlying fund in foreign securities may experience greater and more rapid changes in value than U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Currency Risk. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of an underlying fund's portfolio securities denominated in those currencies.

 . Smaller Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of an underlying fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

 . Sector Risk. Certain underlying funds may concentrate its investments in a particular industry sector. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the underlying fund's investments.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember a Fund's performance in past years is not necessarily an indication of how a Fund will perform in the future.

                         Average Annual Total Return
                         (for the periods ended December 31, 1999)
                                         -------------------------------------------
                                                                             Since
                                                                           Inception
                                                      1 Year               (4/3/97)
                                         -------------------------------------------
                         Class Y                       3.32%                 6.56%
                         Lehman Brothers Int.
                         Gov't/Corp. Index*            0.39%                 6.06%**

                                         --------
                                         *The Lehman Brothers Intermediate
                                            Government/Corporate Bond Index
                                            is a weighted composite of (i)
                                            Lehman Brothers Intermediate
                                            Government Bond Index, which is
                                            comprised of all publicly issued,
                                            non-convertible debt of the U.S.
                                            Government or any agency thereof,
                                            quasi-federal corporations and
                                            corporate debt guaranteed by the
                                            U.S. Government with a maturity
                                            between one and ten years and
                                            (ii) Lehman Brothers Corporate
                                            Bond Index, which is comprised of
                                            all public fixed-rate, non-
                                            convertible investment-grade
                                            domestic corporate debt,
                                            excluding collaterized mortgage
                                            obligations.
                                         **Index return from 3/31/97.
All-Season Conservative Fund Class Y

Total Return
(per calendar year)
                                  [BAR CHART]
1998     2.36%
1999     3.32%


Year-to-date through March 31, 2000: 4.05%

Best Quarter:                          Q4 1999                                                4.24%
Worst Quarter:                         Q3 1998                                               (4.33%)

Moderate Fund

Goal

The Fund's goal is to provide high total return through both capital appreciation and current income.

Principal Investment Strategies

As a fund of funds, the Fund pursues its goal by investing a majority of its assets in underlying funds that invest primarily in equity securities and fixed income securities.

The Fund may also invest a small portion of its assets in underlying money market funds.

The advisor may periodically adjust the Fund's asset allocation among underlying funds in response to changing economic and market conditions. The typical allocation is expected to be: 60% Equity Funds, 35% Fixed Income Funds and 5% Money Market Funds.

The Fund's indirect stock holdings will be a mix of large-cap, mid-cap and small-cap U.S. stocks as well as foreign stocks. The Fund's indirect fixed income holdings are a combination of short-, intermediate- and long-term U.S. government securities, mortgage and other asset-backed securities, stripped securities and obligations of state, local and foreign issuers. The average maturity will range from three to 15 years and the portfolio's holdings will be rated investment grade or better or if unrated are of comparable quality.

In the "More About the Funds" section, you will find a description of the underlying funds and a chart showing the percentage of its assets that the Fund may invest in each underlying fund.

Principal Risks

All investments have some degree of risk which will affect the value of a portfolio's investment, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Among the principal risks of investing in the Fund are:

 . Stock Market Risk. The value of the securities in which a Fund invests may decline in response to general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of a Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Smaller Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of an underlying fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

 . Sector Risk. Certain underlying funds may concentrate its investments in a particular industry sector. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the underlying fund's investments.

 . Foreign Securities Risk. Investments by an underlying fund in foreign securities may experience greater and more rapid changes in value than U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Currency Risk. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of an underlying fund's portfolio securities denominated in those currencies.

Because the mix of underlying funds held by the Fund can change from time to time, the Fund may be subject to the following additional principal risks at various times:

 . Interest Rate Risk. Increases in prevailing interest rates will cause fixed-income securities held by an underlying fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the underlying fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the underlying fund to sell.

 . Prepayment Risk. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by an underlying fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the underlying fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not neccessarily an indication of how the Funds will perform in the future.

                         Average Annual Total Return
                         (for the periods ended December 31,
                         1999)
                                         -----------------------
                                                         Since
                                                       Inception
                                                1 Year  (4/3/97)
                                         -----------------------
                         Class Y                15.17%  15.73%
                         60% S&P/40% Lehman
                          Brothers Gov't/Corp.
                          Index*                11.76%  21.02%**

                                         --------
                                         *  Standard & Poor's Composite 500
                                            Index is an unmanaged index of
                                            common stock prices. The Lehman
                                            Brothers Government/Corporate
                                            Bond Index is a weighted
                                            composite of (i) Lehman Brothers
                                            Government Bond Index, which is
                                            comprised of all publicly issued,
                                            non-convertible debt of the U.S.
                                            Government or any agency thereof,
                                            quasi-federal corporations, and
                                            corporate debt guaranteed by the
                                            U.S. Government and (ii) Lehman
                                            Brothers Corporate Bond Index,
                                            which is comprised of all public
                                            fixed-rate, non-convertible
                                            investment-grade domestic
                                            corporate debt, excluding
                                            collateralized mortgage
                                            obligations.

                                         ** Index return from 3/31/97.
All-Season Moderate Fund Class Y
Total Return
(per calendar year)
[BAR CHART]
1998     7.27%
1999    15.17%

Year-to-date through March 31, 2000:
9.83%

Best Quarter:                          Q4 1999                                               14.80%
Worst Quarter:                         Q3 1998                                               (9.69)%

Who May Want To Invest

The All-Season Conservative Fund may be appropriate for investors who:

 . Seek current income.

 . Seek long term growth without taking undue risk.

The All-Season Moderate Fund may be appropriate for investors who:

 . Seek a balance of both capital appreciation and income.

Fees And Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold Class Y shares of the Funds. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases........................... None
Sales Charge (Load) Imposed on Reinvested Dividends........................ None
Maximum Deferred Sales Charge (Load)....................................... None
Redemption Fees............................................................ None
Exchange Fees.............................................................. None

Annual Fund Operating Expenses (expenses that are paid from Fund assets) as a % of net assets

                                                          Conservative Moderate
                                                              Fund       Fund
                                                          ------------ --------
Management Fees(1).......................................      .35%       .35%
Other Expenses(1)........................................     5.61%      1.89%
                                                              ----       ----
Total Annual Fund Operating Expenses(1)..................     5.96%      2.24%
                                                              ====       ====

--------
(1) For the fiscal year ended June 30, 1999, the advisor voluntarily waived a portion of its management fees and voluntarily reimbursed certain operating expenses. As a result of these voluntary fee waiver and expense reimbursement, the actual management fees, other expenses and total annual fund operating expenses were .10%, .31% and .41%. respectively, for the Conservative Fund, and .10%, .26% and .36%, respectively, for the Moderate Fund. The advisor may terminate the fee waivers and/or expense reimbursements at any time.

  In addition to the expenses shown above, shareholders of the Funds will indirectly bear their pro rata shares of the annual operating expenses of the underlying funds. As a result, the investment returns of the Funds will be net of the expenses of the Underlying Funds. Since the Funds invest in other Munder Funds, as a shareholder you will pay a higher expense ratio than if you had purchased shares of an underlying fund directly. The underlying funds' total annual fund operating expense ratios for the fiscal year ended June 30, 1999 ranged from .32% to 2.45%.

Example

The examples are intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that each Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                           Conservative Moderate
                                                               Fund       Fund
                                                           ------------ --------
      1 Year..............................................    $  597     $  228
      3 Years.............................................    $1,775     $  703
      5 Years.............................................    $2,929     $1,204
      10 Years............................................    $5,715     $2,585

More About The Funds
--------------------------------------------------------------------------------

This section describes the underlying funds in which the Funds may invest. It also discusses the risks of investing in the Funds, which are dependent upon which underlying funds the Funds invest in, and to what extent. Further, included in this section is a chart that shows the maximum percentage of its assets that a Fund may invest in each underlying fund. Please note that the underlying funds may also invest in securities and are subject to restrictions and additional risks which are described in the Statement of Additional Information.

The Glossary below explains certain terms used throughout this prospectus.

Glossary

Types Of Securities

Equity securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Fixed income securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Convertible Securities A convertible security is a bond or preferred stock that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the underlying funds a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

U.S. Government securities are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of the Federal Home Loan Corporation, Federal National Mortgage Association and Government National Mortgage Association.

Money market instruments are high-quality, short-term instruments including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Rating Agencies and Indices

Moody's is Moody's Investor Services, Inc.

Duff & Phelps is Duff & Phelps Credit Rating Co.

Fitch is Fitch IBCA, Inc.

S&P is Standard & Poor's Rating Services.

S&P 500 is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index of U.S. stock market activity.

Other

1940 Act is the Investment Company Act of 1940, as amended.

Internal Revenue Code is the Internal Revenue Code of 1986, as amended.

NAV is the net asset value per share of a Fund. NAV is the value of a single share of a Fund. Each Fund calculates NAV separately for each class. NAV is calculated by (1) taking the current value of a Fund's total assets allocated to a particular class of shares, (2) subtracting the liabilities and expenses charged to that class (3) dividing that amount by the total number of shares of that class outstanding.

Asset Allocation Chart

The following chart shows the Fund's maximum investment (expressed as a percentage of each Fund's assets) that each Fund may make in the underlying funds.

                                                           Conservative Moderate
                                                               Fund       Fund
                                                           ------------ --------
Equity Funds
Equity Income Fund........................................     10%        15%
Focus Growth Fund.........................................     10%        20%
Future Technology Fund....................................      5%        10%
Growth Opportunities Fund.................................     10%        15%
Institutional S&P 500 Index Equity Fund...................     20%        30%
International Equity Fund.................................      5%        10%
International NetNet Fund.................................     10%        10%
Micro-Cap Equity Fund.....................................     10%        10%
Multi-Season Growth Fund..................................     20%        30%
NetNet Fund...............................................      5%         5%
Real Estate Equity Investment Fund........................     10%        20%
Small-Cap Value Fund......................................     10%        20%
Small Company Growth Fund.................................     20%        30%
Framlington Emerging Markets Fund.........................      5%        10%
Framlington Global Financial Services Fund................      5%        10%
Framlington Healthcare Fund...............................      5%         5%
Framlington International Growth Fund.....................      5%        10%
Income Funds
Bond Fund.................................................     80%        50%
Intermediate Bond Fund....................................     80%        50%
International Bond Fund...................................     30%        20%
U.S. Government Income Fund...............................     60%        40%
Money Market Funds
Cash Investment Fund......................................     15%        15%
Institutional Money Market Fund...........................     10%        10%
U.S. Treasury Money Market Fund...........................     10%        10%

Description of Underlying Funds

Equity Funds

Equity Income Fund
The Fund's goal is to provide capital appreciation and current income. The Fund pursues its goal by investing primarily in dividend-paying equity securities and fixed income securities which are convertible into or exchangeable for common stock. The advisor generally selects large, well-known companies that it believes have favorable prospects for dividend growth and capital appreciation. The Fund will seek to produce a current yield greater than the S&P 500.

Focus Growth Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities which the advisor believes are undervalued compared to stocks of other companies in the same industry. The Fund generally invests in companies with market capitalizations of at least $1 billion. The Fund diversifies its assets by industry in approximately the same weightings as those of the Russell 1000 Growth Index.

Future Technology Fund
The Fund's goal is to provide capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in common stocks of technology-related companies. Technology-related companies are companies that develop, manufacture, or distribute technology, communications and Internet-related products and services. The Fund may also invest in the stocks of companies that should benefit commercially from technological advances. The Fund invests in both established companies and in new or unseasoned companies, including companies making initial public offerings.

Growth Opportunities Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in the equity securities of companies with market capitalizations between $500 million and $10 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

Institutional S&P 500 Index Equity Fund
The Fund's goal is to provide performance and income that is comparable to the S&P 500. The S&P 500 is an index of 500 stocks that emphasizes large capitalization companies. The Fund pursues its goal by normally holding a substantial amount of its assets in securities of at least 400 of the stocks in the S&P 500. The Fund is managed through the use of a "quantitative" or "indexing" investment approach and tries to mirror the composition and performance of the S&P 500 through statistical procedures. The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least .95. A correlation of 1.0 would mean that the changes in the Fund's price mirror exactly the changes in the S&P 500.

International Equity Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing primarily in foreign securities, including American Depositary Receipts. The Fund mostly invests in mature markets, but may also invest in emerging markets. The Fund emphasizes companies with a market capitalization of at least $250 million.

International NetNet Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by using a growth strategy to invest primarily in foreign companies engaged in the Internet or Intranet related business. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of foreign companies that are engaged in the research, design, development, manufacturing or engaged to a significant extent in the business of distributing products, processes or services for use with the Internet or Intranet related businesses.

Micro-Cap Equity Fund
The Fund's goal is to provide capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of micro-capitalization companies having market capitalizations within the range of the companies in the Wilshire Micro-Cap Index. There is no limit on the length of operating history for the companies in which the Fund may invest. The Fund may invest without limit in initial public offerings of small capitalization companies. In addition, the Fund may invest up to 35% of its assets in equity securities of medium and larger capitalization companies, including initial public offerings of such companies.

Multi-Season Growth Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities. The Fund generally invests in equity securities of companies with market capitalizations over $1 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

NetNet Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing primarily in companies engaged in the Intranet and Internet related business. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that are engaged in research, design, development, manufacturing or engaged to a significant extent in the business of distributing products, processes or services for use with Internet or Intranet related businesses.

Real Estate Equity Investment Fund
The Fund's goal is to provide both capital appreciation and current income. The Fund pursues its goal by investing at least 65% of its total assets in equity securities of U.S. companies which are principally engaged in the real estate industry.

Small-Cap Value Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of small capitalization companies having market capitalizations within the range of the companies in the Russell 2000 Index. The advisor will concentrate on companies that it believes are undervalued.

Small Company Growth Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies with market capitalizations below $1.5 billion.

Framlington Emerging Markets Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of companies in emerging market countries, as defined by the World Bank, the International Finance Corporation, the United Nations or the European Bank for Reconstruction and Development. It may also invest in foreign securities of companies located in countries with mature markets.

Framlington Global Financial Services Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of U.S. and foreign companies which are principally engaged in the financial services industry and companies providing services primarily within the financial services industry. The Fund focuses specifically on companies which are likely to benefit from growth or consolidation in the financial services industry.

The Fund may invest in securities of companies located in countries with mature markets and in those with emerging markets.

Framlington Healthcare Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing in equity securities of companies providing healthcare and medical services and products worldwide. Currently, most of these companies are located in the United States. The Fund's investments may include foreign securities of companies located in countries with mature markets and in those with emerging markets.

Framlington International Growth Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of issuers located in at least three foreign countries. The Fund may invest in companies located in countries with mature markets and in those with emerging markets.

Income Funds

Bond Fund
The Fund's primary goal is to provide a high level of current income. Its secondary goal is capital appreciation. The Fund pursues its goals by investing at least 65% of its total assets in a broad range of bonds and other fixed income securities.The Fund's dollar-weighted average maturity will generally range between six and fifteen years. The Fund will purchase only fixed income securities that are rated investment grade or better, or if unrated, are of comparable quality.

Intermediate Bond Fund
The Fund's goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments. The Fund pursues its goals by investing at least 65% of its total assets in a broad range of bonds and other fixed income securities. The Fund's dollar-weighted average maturity will generally range between three and eight years. The Fund will purchase only fixed income securities that are rated investment grade or better, or if unrated, are of comparable quality.

International Bond Fund
The Fund's goal is to realize a competitive total return through a combination of current income and capital appreciation. The Fund pursues its goal by investing at least 65% of its total assets in a broad range of bonds and other fixed income securities of foreign issuers. The Fund will invest in the securities of issuers in at least three foreign countries. The Fund's dollar-weighted average maturity will generally range between three and fifteen years. The Fund may invest a portion of its assets in domestic obligations, including U.S. Government securities and obligations of domestic banks and corporations.

U.S. Government Income Fund
The Fund's goal is to provide high current income. The Fund pursues its goal by investing at least 65% of its total assets in a broad range of U.S. Government securities and repurchase agreements relating to such securities. The Fund's dollar-weighted average maturity generally will range between six and fifteen years.

Money Market Funds

Cash Investment Fund
The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund pursues its goal by investing in a broad range of U.S. dollar-denominated money market instruments. The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

Institutional Money Market Fund
The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund pursues its goal by investing in a broad range of U.S. dollar-denominated money market instruments. The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

U.S. Treasury Money Market Fund
The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.
The Fund pursues its goal by investing its assets solely in short-term bills and notes, issued by the U.S. Treasury (including "stripped" securities) and in repurchase agreements relating to such obligations. The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

Principal Investment Strategies and Risks

Foreign Investment Risk. Certain underlying funds may invest in foreign securities. Foreign securities include investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. EDRs and GDRs are receipts issued by non-U.S. financial institutions that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and are generally denominated in a foreign currency.

  Special Risks. Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

  Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

  Currency exchange rates may fluctuate significantly over short periods of time causing an underlying fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that an underlying fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The underlying funds' respective net currency positions may expose them to risks independent of their securities positions.

  Additional risks are involved when investing in countries with emerging economies or securities markets. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and may have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, an underlying fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.

  A further risk of investing in foreign securities is the risk that an underlying fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world capital markets and affect European capital markets in particular.

Investment Grade Credit Risk. A security is considered investment grade if, at the time of purchase, it is rated:

 . BBB or higher by S&P;

 . Baa or higher by Moody's;

 . BBB or higher by Duff & Phelps; or

 . BBB or higher by Fitch.

A security will be considered investment grade if it receives one of the above ratings, even if it receives a lower rating from other rating organizations.

  Investment Strategy. Except as stated in the next section, fixed income and convertible securities purchased by the underlying funds will generally be rated at least investment grade. The underlying funds may also invest in unrated securities if the advisor or sub-advisor believes they are comparable in quality.

  Special Risks. Although securities rated "BBB" by S&P, Duff & Phelps or Fitch, or "Baa" by Moody's are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by an underlying fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the underlying fund. The adviser or sub-advisor will consider such an event in determining whether the underlying fund should continue to hold the security.

Investments in Financial Services Companies by Framlington Global Financial Services Fund. Financial services companies are subject to extensive governmental regulation which may limit both the financial commitments they can make, and the interest rates and fees they can charge. Insurance companies may be subject to severe price competition.

Investments in the Healthcare Industry by Framlington Healthcare Fund. The Framlington Healthcare Fund will invest most of its assets in the healthcare industry, which is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures.

Investments in the Real Estate Industry by Real Estate Equity Investment
Fund. The Real Estate Equity Investment Fund will invest primarily in the real estate industry and may invest more than 25% of its assets in any one sector of the real estate industry. As a result, the Real Estate Equity Investment Fund will be particularly vulnerable to declines in real estate prices and new construction rates.

Investments by the NetNet Fund. The NetNet Fund will invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

Investments in the Technology Industry by Future Technology Fund. The Future Technology Fund will invest most of its assets in the technology industry, which is particularly affected by rapidly changing technology product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Short-Term Trading. The underlying funds may engage in short-term trading, including initial public offerings.

  Special Risks. A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which could detract from a Fund's performance.

Defensive Investing. Each Fund and underlying fund (except the Index 500 Fund) may invest all or any portion of its assets in short-term obligations as a temporary defensive measure in response to adverse market or economic conditions.

  Special Risks. If a Fund or one or more underlying funds adopts a defensive strategy, the Fund may not achieve its investment objective.

Other Investment Strategies and Risks Of The Funds And Underlying Funds

Asset-Backed Securities. Asset-backed securities are debt securities backed by mortgages, installment sales contract and credit card receivables. The securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgage or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

  Special Risks. In addition to credit and market risk, asset-backed securities involve repayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty. Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.

Borrowing and Reverse Repurchase Agreements. The Funds and underlying funds can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by a Fund (or underlying fund) subject to the Fund's (or underlying fund) agreement to repurchase them at a mutually agreed upon date and price (including interest).

  Investment Strategy. Each Fund (or underlying fund) may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy which can be changed only by shareholders.

  Special Risks. Borrowings and reverse repurchase agreements by a Fund (or underlying fund) may involve leveraging. If the securities held by the Fund (or underlying fund) decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (or underlying fund) (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund (or underlying fund) will decline below the price the Fund (or underlying fund) is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund (or underlying fund).

Derivative Risk. Some underlying funds may purchase certain "derivative" instruments. Derivatives are financial contracts whose value is based on any underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts options on futures contracts, options, forward currency contracts and structured debt obligations (including collateralized mortgage obligations and other types of asset-backed securities, "stripped" securities and various floating rate instruments).

  Investment Strategy. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The underlying funds may, but are not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The underlying funds will not use derivatives for speculative purposes.

  Special Risks. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities;
  (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movement in an instrument can result in a loss substantially greater that the Funds initial nvestment in that instrument (in some leases, the potential loss is unlimited);
  (6) particularly in the case of privately negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off that if it had not entered into the position: and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

Forward Currency Exchange Contracts. A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.

  Investment Strategy. Forward currency exchange contracts may be used for hedging purposes and to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the advisor or sub-advisor, and no underlying fund is required to hedge its foreign currency positions.

  Special Risks. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of an underlying fund's foreign holdings increases because of currency fluctuations.

Futures Contracts and Related Options. A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. When an underlying fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When an underlying fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

  Investment Strategy. The underlying funds may invest in futures contracts and options on futures contracts on domestic or foreign exchanges or boards of trade. These instruments may be used for hedging purposes, to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends, or to minimize trading costs.

  An underlying fund will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of the underlying fund's total assets.

  Special Risks. Futures contracts and related options present the following risks: imperfect correlation between the change in market value of an underlying fund's securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements, which are potentially unlimited; and the possible inability of the advisor or sub-advisor to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.

Illiquid Securities. Illiquid securities include private placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market.

  Investment Strategy. Each underlying fund may invest up to 15% of its net assets in securities that are illiquid.

  Special Risks. To the extent that an underlying fund invests in illiquid securities, the underlying fund risks not being able to sell the securities at the time and the price that it would like. The underlying fund may have to lower the price, sell substitute securities or forego an investment opportunity, each of which may cause a loss to the underlying fund.

Options. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option.

  Investment Strategy. The underlying funds may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging purposes. Options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies.

  Special Risks. The value of options can be highly volatile, and their use can result in loss if the advisor or sub-advisor is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the advisor or sub-advisor to predict future price fluctuations and the degree of correlation between the options and securities markets.

Securities Lending. In order to generate additional income, each underlying fund may lend securities on a short-term basis to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the underlying fund could realize additional income gains or losses.

  Investment Strategy. Securities lending may represent no more than 25% of the value of an underlying fund's total assets (including the loan collateral).

  Special Risks. The main risk when lending securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the underlying fund could lose money.

Stripped Securities. These securities are issued by the U.S. Government (or agency or instrumentality), foreign governments or banks and other financial institutions. They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities.

  Special Risks. Stripped securities are very sensitive to changes in interest rates and to the rate of principal repayments. A rapid or unexpected increase in mortgage prepayments could severely depress the price of certain stripped mortgage-backed securities and adversely affect an underlying fund's total returns.

Temporary Investments. Short-term obligations refer to U.S. Government securities, high-quality money market instruments and repurchase agreements with maturities of 13 months or less. Generally, these obligations are purchased to provide stability and liquidity to a Fund or underlying fund.

  Investment Strategy. Each Fund or underlying fund may invest a portion of its assets in short-term obligations pending investment or to meet anticipated redemption requests.

  Special Risks. A Fund or underlying fund may not achieve its investment objective when its asset are invested in short-term obligations.

Variable and Floating Rate Instruments. Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include variable amount master demand notes.

  Special Risks. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when an underlying fund is not entitled to exercise its demand rights. As a result, the underlying fund could suffer a loss with respect to these instruments.

Zero Coupon Bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity.

  Special Risks. The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. An underlying fund's investments in zero coupon bonds may require the underlying fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Disclaimers
Disclaimers. The Institutional S&P 500 Index Equity Fund is not sponsored, endorsed, sold or promoted by S&P, nor does S&P guarantee the accuracy and/or completeness of the S&P 500(R) Index or any data included therein. S&P makes no warranty, express or implied, as to the results to be obtained by the Fund, owners of the Fund, any person or any entity from the use of the S&P 500(R) Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the S&P(R) Index or any data included therein.

Your Investment
--------------------------------------------------------------------------------

This section describes how to do business with the Funds.

How To Reach The Funds

By telephone: 1-800-438-5789
           Call for account information.

By mail:The Munder Funds
c/o PFPC Global Fund Services
P.O. Box 60428
King of Prussia, PA 19406-0428

Purchasing Shares

Who May Purchase Shares
The following persons may purchase shares of the Funds:

  . fiduciary and discretionary accounts of institutions;

  . institutional investors (including: banks; savings institutions; credit unions and other financial institutions; pension, profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisers, broker-dealers or financial advisors acting for their own accounts or for the accounts of their clients);

  . directors, trustees, officers and employees of the Munder Funds, the advisor and the Funds' distributor;

  . the advisor's investment advisory clients; and

  . family members of employees of the advisor.

Each Fund also issues other classes of shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain more information about the Funds' other classes of shares.

Purchase Price of Shares
Class Y shares of the Funds are sold at the NAV next determined after a purchase order is received in proper form.

Broker-dealers or financial advisors (other than the Funds' distributor) may charge you a fee for shares you purchase through them.

Policies for Purchasing Shares

Minimum initial investment
The minimum initial investment by fiduciary and discretionary accounts of institutions and by institutional investors is $500,000. Other investors are not subject to any minimum.

There is no minimum for subsequent investments.

Timing of orders
Purchase orders must be received by the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time).

Methods for Purchasing Shares
You can purchase Class Y shares through the Fund's transfer agent or through the Fund's distributor through arrangements with a broker-dealer, financial advisor or financial institution.

 . Through a Financial Institution. You may purchase shares through a financial institution through procedures established with that institution. Confirmations of share purchases will be sent to the institution.

 . By Mail. You may open an account directly through the Fund's transfer agent by completing, signing and mailing an account application form and a check or other negotiable bank draft (payable to The Munder Funds) to: The Munder Funds, c/o PFPC Gobal Fund Services, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. You can obtain an account application form by calling (800) 438-5789. For additional investments, send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above. We do not accept third-party checks.

 . By Wire. You may make additional investments in the Funds by wire. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

  Boston Safe Deposit and Trust Company
  Boston, MA
  ABA# 011001234
  DDA# 16-798-3
  Account No.:

 Note that banks may charge fees for transmitting wires.

 . You may purchase shares through the Automatic Investment Plan.

Exchanging Shares

Policies for Exchanging Shares

 . You may exchange your Fund shares for Class Y shares of other Munder Funds based on their relative net asset values.

 . You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

 . A share exchange may be a taxable event and, accordingly, you may realize a taxable gain or loss.

 . Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker or the Munder Funds at (800) 438-5789.

 . Brokers or financial advisors may charge you a fee for handling exchanges.

 . We may modify or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form.

Methods for Redeeming Shares

 . You may redeem shares of all Funds through your broker-dealer or financial institution.

Policies for Redeeming Shares

 . Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

 . If we receive a redemption order for a Fund before 4:00 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the next business day.

Additional Policies For Purchases, Exchanges And Redemptions

 . We consider requests to be in "proper form" when all required documents are properly completed, signed and received.

 . The Funds reserve the right to reject any purchase order.

 . At any time, the Funds may change any of their purchase, redemption or exchange practices, and may suspend the sale of their shares.

 . The Funds may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

 . To limit the Funds' expenses, we no longer issue share certificates.

 . We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

 . A Fund may temporarily stop redeeming shares if:

  . the New York Stock Exchange is closed;

  . trading on the New York Stock Exchange is restricted;

  . an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

  . the Securities and Exchange Commission orders the Fund to suspend redemptions.

 . If accepted by a Fund, investors may purchase shares of the Fund with securities which the Fund may hold. The advisor will determine if the securities are consistent with the Funds objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Funds at (800) 438-5789 for more information.

 . The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

 . We record all telephone calls for your protection and take measures to identify the caller. As long as the Fund's transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Fund's distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

 . We may redeem your account if its value falls below $250 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

 . If you purchased shares directly through the Funds' transfer agent, the transfer agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. Confirmations of transactions effected through an institution will be sent to the institution.

 . Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

Shareholder Privileges

Automatic Investment Plan (AIP). Under the AIP you may arrange for periodic investments in a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP application form or call the Funds at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

Pricing Of Fund Shares
--------------------------------------------------------------------------------
Each Fund's NAV is calculated on each day the New York Stock Exchange is open.

The Funds calculate NAV as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time). If the New York Stock Exchange closes early, the Funds will accelerate calculation of NAV and transaction deadlines to that time.

The NAV of each underlying fund is generally based on the market value of the securities held in the underlying fund. If market values are not available, the fair value of securities is determined in good faith by, or using procedures approved by, the boards of directors/trustees of the underlying funds.

Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange. An underlying fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the underlying funds' boards of directors/trustees.

Distributions
--------------------------------------------------------------------------------
As a shareholder, you are entitled to your share of a Fund's net income and gains on its investments. Each Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

Each Fund pays dividends, if any, at least annually.

Each Fund distributes its net realized capital gains, if any, at least annually.

It is possible that a Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

Each Fund will pay distributions in additional shares of the same class of that Fund. If you wish to receive distributions in cash, either, indicate this request on your account application form or notify the Funds at (800) 438-5789.

Federal Tax Considerations
--------------------------------------------------------------------------------
Investments in a Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information. You should consult your tax adviser about your own particular tax situation.

Taxes On Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Taxes On Sales Or Exchanges

If you sell shares of a Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale or an exchange will result in a taxable gain.

Other Considerations

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares then receive back a portion of the money you just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

Management
--------------------------------------------------------------------------------

Investment Advisor

Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of each Fund and each underlying fund except Institutional S&P 500 Index Equity Fund and International Equity Fund. The advisors provide overall investment management for the Funds. As of March 31, 2000, MCM and its affiliates had approximately $62 billion in assets under management, of which $34 billion were invested in equity securities, $7 billion were invested in money market or other short-term instruments, $6 billion were invested in other fixed income securities, $3 billion were invested in balanced investments and $7 billion in non-discretionary assets.

World Asset Management ("World"), 255 East Brown Street, Birmingham, Michigan 48009, is the investment advisor of Institutional S&P 500 Index Equity Fund and International Equity Fund. World is a wholly-owned subsidiary of the advisor. As of March 31, 2000, World had approximately $22.7 billion in assets under management, of which $17.6 billion were invested in domestic equity securities, $4.5 billion were invested in international equity securities and $600 million were invested in other fixed income securities.

Framlington Overseas Investment Management Limited, an affiliate of the advisor, is the sub-advisor of the Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund and Framlington International Growth Fund.

During the fiscal year ended June 30, 1999, the advisor voluntarily waived a portion of the advisory fees for each Fund. Each Fund paid an advisory fee at an annual rate of 0.10% of each Fund's average daily net assets (after waivers). As a result, the payments shown above for the Funds were less than the contractual advisory fees of .35% of each Fund's average daily net assets.

The advisor may, from time to time, make payments to banks, broker-dealers, financial advisors or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The advisor may make such payments out of its own resources and there are no additional costs to the Funds or their shareholders.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

Portfolio Managers

A committee of professional portfolio managers employed by MCM makes investment decisions for the Funds.

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help shareholders understand each Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, independent auditors, whose report, along with each Fund's financial statements, are included in the annual reports of the Funds, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 1999 is unaudited. You may obtain the semi-annual and annual reports without charge by calling (800) 438-5789.

                                             Conservative Fund(a)
                                                Class Y Shares
                                   ------------------------------------------
                                     Period
                                      Ended                           Period
                                   12/31/99(d)  Year Ended Year Ended  Ended
                                   (Unaudited)  6/30/99(d) 6/30/98(d) 6/30/97
                                   -----------  ---------- ---------- -------
Net asset value, beginning of
 period..........................     $8.97       $11.10     $10.55   $10.00
                                      -----       ------     ------   ------
Income from investment
 operations:
Net investment income............      0.17         0.40       0.52     0.10
Net realized and unrealized gain
 on investments..................     (0.00)(a)    (0.47)      0.59     0.45
                                      -----       ------     ------   ------
Total from investment operations.      0.17        (0.07)      1.11     0.55
                                      -----       ------     ------   ------
Less distributions:
Dividends from net investment
 income .........................     (0.24)       (1.40)     (0.37)      --
Distributions in excess of net
 investment income...............        --           --         --       --
Distributions from net realized
 capital gains...................        --        (0.66)     (0.19)      --
                                      -----       ------     ------   ------
Total distributions..............     (0.24)       (2.06)     (0.56)      --
                                      -----       ------     ------   ------
Net asset value, end of period...     $8.90       $ 8.97     $11.10   $10.55
                                      =====       ======     ======   ======
Total return(c)..................      1.97%       (0.05)%    10.73%    5.50%
                                      =====       ======     ======   ======
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's)..........................     $ 113         $143     $4,441   $  105
Ratio of operating expenses to
 average net assets..............      0.42%(b)     0.41%      0.63%    0.55%(b)
Ratio of net investment income to
 average net assets..............      3.78%(b)     3.74%      4.76%    4.24%(b)
Portfolio turnover rate..........        86%         167%        31%      18%
Ratio of operating expenses to
 average net assets without
 expenses reimbursed...............   10.74%(b)     5.96%     23.69%   97.07%(b)

--------
(a) The Munder All-Season Conservative Fund Class Y Shares commenced operations on April 3, 1997.
(b) Annualized.
(c) Total return represents aggregate total return for the period indicated.
(d) Per share numbers have been calculated using the average shares method.

                                             Moderate Fund(a)
                                              Class Y Shares
                                 -------------------------------------------
                                   Period
                                    Ended         Year       Year    Period
                                 12/31/99(d)     Ended      Ended     Ended
                                 (Unaudited)   6/30/99(d) 6/30/98(d) 6/30/97
                                 -----------   ---------- ---------- -------
Net asset value, beginning of
 period........................    $12.29        $11.91     $11.02   $10.00
                                   ------        ------     ------   ------
Income from investment opera-
 tions:
Net investment income..........      0.12          0.21       0.20     0.06
Net realized and unrealized
 gain on investments...........      1.01          0.60       1.43     0.96
                                   ------        ------     ------   ------
Total from investment opera-
 tions.........................      1.13          0.81       1.63     1.02
                                   ------        ------     ------   ------
Less distributions:
Dividends from net investment
 income........................     (0.23)        (0.26)     (0.22)      --
Distributions in excess of net
 investment income.............        --         (0.02)        --       --
Distributions from net realized
 capital gains.................     (0.57)        (0.15)     (0.52)      --
                                   ------        ------     ------   ------
Total distributions............     (0.80)        (0.43)     (0.74)      --
                                   ------        ------     ------   ------
Net asset value, end of peri-
 od............................    $12.62        $12.29     $11.91   $11.02
                                   ======        ======     ======   ======
Total return(c)................      9.78%         7.03%     15.30%   10.20%
                                   ======        ======     ======   ======
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's)........................    $2,655        $2,308     $1,884   $  113
Ratio of operating expenses to
 average net assets............      0.39%(b)      0.36%      0.58%    0.55%(b)
Ratio of net investment income
 to average net assets.........      2.07%(b)      1.85%      1.68%    2.52%(b)
Portfolio turnover rate........        18%          115%        54%       5%
Ratio of operating expenses to
 average net assets without ex-
 penses reimbursed.............      2.06%(b)      2.24%     10.77%   41.06%(b)

--------
(a) The Munder All-Season Moderate Fund Class Y Shares commenced operations on April 3, 1997.
(b) Annualized.
(c) Total return represents aggregate total return for the period indicated.
(d) Per share numbers have been calculated using the average shares method.

More information about the Fund is available free upon request, including the following:

Annual/Semi-Annual Reports

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In the Funds' annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. In addition, you will also receive updated prospectuses or supplements to this prospectus. In order to eliminate duplicate mailings, the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.


Statement Of Additional Information

Provides more details about the Funds and their policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated herein by reference (is legally considered part of this prospectus).


To Obtain Information:
-------------------------------------------------------------------------------
By telephone
Call 1-800-438-5789

By mail
Write to:
The Munder Funds
c/o PFPC Global Fund Services
P.O. Box 60428
King of Prussia, PA
19406-0428

On the Internet
Text-only versions of fund documents can be viewed online or downloaded from:
     Securities and Exchange Commission
     http://www.sec.gov

You can also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (phone 1-202-942-8090) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102. You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov

You may also find more information about the Fund on the Internet at: http://www.munderfunds.com
-------------------------------------------------------------------------------

The Munder Funds, Inc.
SEC file number:  811-7346

PROLIFEY600
Investment Advisor:  Munder Capital Management
Distributed by:  Funds Distributor, Inc.